UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue
New York, New York 10036
(Address of principal executive offices) (Zip code)

Stephen M. Benham
522 Fifth Avenue
New York, New York 10036
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30, 2005

Date of reporting period: March 31, 2005

     ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Institutional Trust

Schedule of Portfolio Investments as of March 31, 2005

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The List is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The List has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The List is subject to change without notice. The List is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2005.

JPMorgan Equity Index Trust
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value
COMMON STOCKS — 100.0%
Aerospace & Defense — 2.2%
30	Boeing Co.	$1,764
7	General Dynamics Corp.	770
4	Goodrich Corp.	166
31	Honeywell International, Inc.	1,140
4	L-3 Communications Holdings, Inc.	293
14	Lockheed Martin Corp.	889
13	Northrop Grumman Corp.	703
16	Raytheon Co.	634
6	Rockwell Collins, Inc.	306
18	United Technologies Corp.	1,897

		8,562

Air Freight & Logistics — 1.0%
11	FedEx Corp.	1,031
2	Ryder System, Inc.	96
40	United Parcel Service, Inc., Class B	2,961

		4,088

Airlines — 0.1%
5	Delta Air Lines, Inc. (a)	20
27	Southwest Airlines Co.	379

		399

Auto Components — 0.2%
3	Cooper Tire & Rubber Co.	46
5	Dana Corp.	67
20	Delphi Corp.	90
6	Goodyear Tire & Rubber Co. (The) (a)	85
7	Johnson Controls, Inc.	385
5	Visteon Corp.	27

		700

Automobiles — 0.5%
66	Ford Motor Co.	756
20	General Motors Corp.	601
11	Harley-Davidson, Inc.	607

		1,964

Beverages — 2.3%
28	Anheuser-Busch Cos., Inc.	1,331
3	Brown-Forman Corp., Class B	177
82	Coca-Cola Co. (The)	3,426
13	Coca-Cola Enterprises, Inc.	263
3	Molson Coors Brewing Co.	223
7	Pepsi Bottling Group, Inc.	199
61	PepsiCo, Inc.	3,229

		8,848

Biotechnology — 1.2%
45	Amgen, Inc. (a)	2,667
7	Applera Corp.- Applied Biosystems Group	140
12	Biogen Idec, Inc. (a)	462
5	Chiron Corp. (a)	187
9	Genzyme Corp. (a)	512
16	Gilead Sciences, Inc. (a)	559
9	MedImmune, Inc. (a)	214

		4,741

Building Products — 0.2%
6	American Standard Cos., Inc.	298
16	Masco Corp.	555

		853

Capital Markets — 2.8%
28	Bank of New York Co., Inc. (The)	814
4	Bear Stearns Cos., Inc. (The)	407
41	Charles Schwab Corp. (The)	433
13	E*Trade Financial Corp. (a)	160
3	Federated Investors, Inc., Class B	97
7	Franklin Resources, Inc.	487
16	Goldman Sachs Group, Inc.	1,774
9	Janus Capital Group, Inc.	119
10	Lehman Brothers Holdings, Inc.	941
15	Mellon Financial Corp.	436
34	Merrill Lynch & Co., Inc.	1,913
40	Morgan Stanley	2,219
7	Northern Trust Corp.	313
12	State Street Corp.	524
4	T. Rowe Price Group, Inc.	266

		10,903

Chemicals — 1.8%
8	Air Products & Chemicals, Inc.	516
34	Dow Chemical Co. (The)	1,687
3	Eastman Chemical Co.	166
8	Ecolab, Inc.	261
36	El Du Pont de Nemours & Co.	1,838

4	Engelhard Corp.	131
2	Great Lakes Chemical Corp.	59
4	Hercules, Inc. (a)	59
3	International Flavors & Fragrances, Inc.	127
10	Monsanto Co.	610
6	PPG Industries, Inc.	443
12	Praxair, Inc.	553
7	Rohm & Haas Co.	335
2	Sigma-Aldrich Corp.	152

		6,937

Commercial Banks — 5.8%
13	AmSouth Bancorp	328
146	Bank of America Corp.	6,436
20	BB&T Corp.	774
6	Comerica, Inc.	336
4	Compass Bancshares, Inc.	202
19	Fifth Third Bancorp	806
4	First Horizon National Corp.	179
8	Huntington Bancshares, Inc.	197
15	KeyCorp	472
4	M&T Bank Corp.	359
8	Marshall & Ilsley Corp.	310
21	National City Corp.	719
17	North Fork Bancorp, Inc.	471
10	PNC Financial Services Group, Inc.	525
17	Regions Financial Corp.	543
12	SunTrust Banks, Inc.	879
11	Synovus Financial Corp.	312
67	U.S. Bancorp	1,913
57	Wachovia Corp.	2,906
61	Wells Fargo & Co.	3,651
3	Zions Bancorp	223

		22,541

Commercial Services & Supplies — 0.9%
10	Allied Waste Industries, Inc. (a)	72
6	Apollo Group, Inc., Class A (a)	443
4	Avery Dennison Corp.	225
38	Cendant Corp.	781
5	Cintas Corp.	222
5	Equifax, Inc.	149
6	H&R Block, Inc.	300
4	Monster Worldwide, Inc. (a)	122
8	Pitney Bowes, Inc.	376
8	R.R. Donnelley & Sons Co.	243
6	Robert Half International, Inc.	155
20	Waste Management, Inc.	598

		3,686

Communications Equipment — 2.4%
29	ADC Telecommunications, Inc. (a)	58
6	Andrew Corp. (a)	67
17	Avaya, Inc. (a)	201
21	CIENA Corp. (a)	36
233	Cisco Systems, Inc. (a)	4,203
7	Comverse Technology, Inc. (a)	180
51	Corning, Inc. (a)	549
52	JDS Uniphase Corp. (a)	83
160	Lucent Technologies, Inc. (a)	439
88	Motorola, Inc.	1,322
59	QUALCOMM, Inc.	2,191
5	Scientific-Atlanta, Inc.	153
17	Tellabs, Inc. (a)	122

		9,604

Computers & Peripherals — 3.8%
29	Apple Computer, Inc. (a)	1,261
89	Dell, Inc. (a)	3,419
87	EMC Corp. (a)	1,075
11	Gateway, Inc. (a)	44
104	Hewlett-Packard Co.	2,298
59	International Business Machines Corp.	5,340
5	Lexmark International, Inc., Class A (a)	362
7	NCR Corp. (a)	224
13	Network Appliance, Inc. (a)	365
3	QLogic Corp. (a)	133
122	Sun Microsystems, Inc. (a)	492

		15,013

Construction & Engineering — 0.0% (g)
3	Fluor Corp.	171

Construction Materials — 0.1%
4	Vulcan Materials Co.	208

Consumer Finance — 1.3%
42	American Express Co.	2,177
9	Capital One Financial Corp.	666

46	MBNA Corp.	1,129
11	Providian Financial Corp. (a)	181
16	SLM Corp.	774

		4,927

Containers & Packaging — 0.2%
4	Ball Corp.	164
4	Bemis Co.	120
5	Pactiv Corp. (a)	122
3	Sealed Air Corp. (a)	156
2	Temple-Inland, Inc.	149

		711

Distributors — 0.1%
6	Genuine Parts Co.	272

Diversified Financial Services — 3.6%
8	CIT Group, Inc.	289
188	Citigroup, Inc.	8,464
128	JPMorgan Chase & Co.	4,479
5	Moody's Corp.	400
11	Principal Financial Group	417

		14,049

Diversified Telecommunication Services — 2.8%
11	Alltel Corp.	600
29	AT&T Corp.	540
66	BellSouth Corp.	1,701
5	CenturyTel, Inc.	160
12	Citizens Communications Co.	155
60	Qwest Communications International, Inc. (a)	223
119	SBC Communications, Inc.	2,823
53	Sprint Corp.	1,195
100	Verizon Communications, Inc.	3,539

		10,936

Electric Utilities — 2.1%
5	Allegheny Energy, Inc. (a)	100
7	Ameren Corp.	341
14	American Electric Power Co., Inc.	463
10	CenterPoint Energy, Inc.	124
7	Cinergy Corp.	278
9	Consolidated Edison, Inc.	367
6	DTE Energy Co.	284
12	Edison International	402
8	Entergy Corp.	538
24	Exelon Corp.	1,082
12	FirstEnergy Corp.	490
14	FPL Group, Inc.	561
13	PG&E Corp.	441
3	Pinnacle West Capital Corp.	140
7	PPL Corp.	365
9	Progress Energy, Inc.	369
27	Southern Co. (The)	848
7	TECO Energy, Inc.	116
9	TXU Corp.	688
14	Xcel Energy, Inc.	246

		8,243

Electrical Equipment — 0.4%
6	American Power Conversion Corp.	169
3	Cooper Industries Ltd., Class A	238
15	Emerson Electric Co.	980
6	Rockwell Automation, Inc.	355

		1,742

Electronic Equipment & Instruments —0.3%
16	Agilent Technologies, Inc. (a)	346
7	Jabil Circuit, Inc. (a)	188
6	Molex, Inc.	159
19	Sanmina-SCI Corp. (a)	96
35	Solectron Corp. (a)	121
9	Symbol Technologies, Inc.	127
3	Tektronix, Inc.	79

		1,116

Energy Equipment & Services — 1.2%
12	Baker Hughes, Inc.	525
6	BJ Services Co.	295
18	Halliburton Co.	766
5	Nabors Industries Ltd. (a)	293
6	National-Oilwell, Inc. (a)	278
5	Noble Corp.	264
4	Rowan Cos., Inc.	112
21	Schlumberger Ltd.	1,476
12	Transocean, Inc. (a)	566

		4,575

Food & Staples Retailing — 2.9%
13	Albertson's, Inc.	272
17	Costco Wholesale Corp.	766
14	CVS Corp.	764
26	Kroger Co. (The) (a)	421
16	Safeway, Inc. (a)	299
5	SUPERVALU, Inc.	162

23	Sysco Corp.	834
122	Wal-Mart Stores, Inc.	6,212
37	Walgreen Co.	1,657

		11,387

Food Products — 1.2%
22	Archer-Daniels-Midland Co.	547
12	Campbell Soup Co.	334
19	ConAgra Foods, Inc.	494
13	General Mills, Inc.	651
13	H.J. Heinz Co.	463
8	Hershey Foods Corp.	478
13	Kellogg Co.	547
5	McCormick & Co., Inc. (Non-Voting)	169
28	Sara Lee Corp.	625
7	Wm. Wrigley Jr. Co.	464

		4,772

Gas Utilities — 0.1%
6	KeySpan Corp.	224
2	Nicor, Inc.	59
10	NiSource, Inc.	221
1	Peoples Energy Corp.	57

		561

Health Care Equipment & Supplies — 2.2%
2	Bausch & Lomb, Inc.	143
22	Baxter International, Inc.	766
9	Becton, Dickinson & Co.	533
9	Biomet, Inc.	331
27	Boston Scientific Corp. (a)	801
4	C.R. Bard, Inc.	258
4	Fisher Scientific International, Inc. (a)	240
12	Guidant Corp.	866
6	Hospira, Inc. (a)	182
44	Medtronic, Inc.	2,249
2	Millipore Corp. (a)	78
5	PerkinElmer, Inc.	93
13	St. Jude Medical, Inc. (a)	469
14	Stryker Corp.	641
6	Thermo Electron Corp. (a)	144
4	Waters Corp. (a)	156
9	Zimmer Holdings, Inc. (a)	736

		8,686

Health Care Providers & Services — 2.5%
11	Aetna, Inc.	801
4	AmerisourceBergen Corp.	223
16	Cardinal Health, Inc.	858
16	Caremark Rx, Inc. (a)	659
5	CIGNA Corp.	421
3	Express Scripts, Inc. (a)	239
15	HCA, Inc.	779
9	Health Management Associates, Inc., Class A	230
6	Humana, Inc. (a)	185
8	IMS Health, Inc.	204
5	Laboratory Corp. of America Holdings (a)	233
3	Manor Care, Inc.	112
11	McKesson Corp.	400
10	Medco Health Solutions, Inc. (a)	492
3	Quest Diagnostics	344
17	Tenet Healthcare Corp. (a)	194
23	UnitedHealth Group, Inc.	2,213
11	WellPoint, Inc. (a)	1,385

		9,972

Hotels, Restaurants & Leisure — 1.5%
19	Carnival Corp.	986
5	Darden Restaurants, Inc.	164
4	Harrah's Entertainment, Inc.	265
14	Hilton Hotels Corp.	308
12	International Game Technology	332
7	Marriott International, Inc., Class A	483
46	McDonald's Corp.	1,452
14	Starbucks Corp. (a)	762
8	Starwood Hotels & Resorts Worldwide, Inc.	458
4	Wendy's International, Inc.	160
10	Yum! Brands, Inc.	544

		5,914

Household Durables — 0.6%
3	Black & Decker Corp.	227
5	Centex Corp.	262
5	Fortune Brands, Inc.	422
2	KB Home	176
7	Leggett & Platt, Inc.	199
3	Maytag Corp.	40
10	Newell Rubbermaid, Inc.	215
4	Pulte Homes, Inc.	309
2	Snap-On, Inc.	66
3	Stanley Works (The)	120
2	Whirlpool Corp.	164

		2,200

Household Products — 1.9%
6	Clorox Co.	348
19	Colgate-Palmolive Co.	992
17	Kimberly-Clark Corp.	1,141
91	Procter & Gamble Co.	4,855

		7,336

Industrial Conglomerates — 4.9%
28	3M Co.	2,394
382	General Electric Co.	13,837
5	Textron, Inc.	363
73	Tyco International Ltd.	2,470

		19,064

Insurance — 4.2%
10	ACE Ltd.	423
18	Aflac, Inc.	685
24	Allstate Corp. (The)	1,318
4	AMBAC Financial Group, Inc.	294
94	American International Group, Inc.	5,370
11	Aon Corp.	260
7	Chubb Corp.	549
6	Cincinnati Financial Corp.	250
11	Hartford Financial Services Group, Inc.	739
5	Jefferson-Pilot Corp.	242
6	Lincoln National Corp.	281
6	Loews Corp.	423
19	Marsh & McLennan Cos., Inc.	586
5	MBIA, Inc.	266
26	Metlife, Inc.	1,032
7	Progressive Corp. (The)	662
19	Prudential Financial, Inc.	1,077
5	Safeco Corp.	221
24	St. Paul Travelers Cos., Inc. (The)	886
4	Torchmark Corp.	203
11	UnumProvident Corp.	183
5	XL Capital Ltd., Class A	363

		16,313

Internet & Catalog Retail — 0.4%
44	eBay, Inc. (a)	1,645

Internet Software & Services — 0.4%
47	Yahoo!, Inc. (a)	1,574

IT Services — 1.1%
5	Affiliated Computer Services, Inc., Class A (a)	243
21	Automatic Data Processing, Inc.	946
7	Computer Sciences Corp. (a)	315
5	Convergys Corp. (a)	76
19	Electronic Data Systems Corp.	386
29	First Data Corp.	1,153
7	Fiserv, Inc. (a)	275
13	Paychex, Inc.	421
5	Sabre Holdings Corp., Class A	102
10	Sungard Data Systems, Inc. (a)	358
12	Unisys Corp. (a)	86

		4,361

Leisure Equipment & Products — 0.2%
3	Brunswick Corp.	160
10	Eastman Kodak Co.	336
6	Hasbro, Inc.	124
15	Mattel, Inc.	321

		941

Machinery — 1.4%
12	Caterpillar, Inc.	1,132
2	Cummins, Inc.	108
10	Danaher Corp.	528
9	Deere & Co.	590
7	Dover Corp.	278
6	Eaton Corp.	359
10	Illinois Tool Works, Inc.	889
6	Ingersoll-Rand Co., Class A	496
3	ITT Industries, Inc.	300
2	Navistar International Corp. (a)	87
6	PACCAR, Inc.	453
4	Pall Corp.	118
4	Parker-Hannifin Corp.	261

		5,599

Media — 4.0%
19	Clear Channel Communications, Inc.	652
80	Comcast Corp., Class A (a)	2,736
3	Dow Jones & Co., Inc.	96
9	Gannett Co., Inc.	720
15	Interpublic Group of Cos., Inc. (a)	186
3	Knight Ridder, Inc.	184
7	McGraw-Hill Cos., Inc. (The)	602
2	Meredith Corp.	76
5	New York Times Co., Class A	192
106	News Corp., Class A	1,811

7	Omnicom Group	594
166	Time Warner, Inc. (a)	2,899
11	Tribune Co.	419
11	Univision Communications, Inc., Class A (a)	287
61	Viacom, Inc., Class B	2,143
74	Walt Disney Co.	2,093

		15,690

Metals & Mining — 0.7%
31	Alcoa, Inc.	940
3	Allegheny Technologies, Inc.	76
6	Freeport-McMoRan Copper & Gold, Inc., Class B	251
16	Newmont Mining Corp.	679
6	Nucor Corp.	331
3	Phelps Dodge Corp.	345
4	United States Steel Corp.	208

		2,830

Multi-Utilities & Unregulated Power — 0.9%
23	AES Corp. (The) (a)	383
19	Calpine Corp. (a)	54
7	CMS Energy Corp. (a)	88
6	Constellation Energy Group, Inc.	324
12	Dominion Resources, Inc.	906
34	Duke Energy Corp.	946
12	Dynegy, Inc., Class A (a)	47
9	Public Service Enterprise Group, Inc.	458
9	Sempra Energy	337

		3,543

Multiline Retail — 1.2%
4	Big Lots, Inc. (a)	49
3	Dillards, Inc., Class A	67
11	Dollar General Corp.	237
6	Family Dollar Stores, Inc.	184
6	Federated Department Stores, Inc.	385
10	J.C. Penney Co., Holding Co.	494
12	Kohl's Corp. (a)	603
11	May Department Stores Co. (The)	389
5	Nordstrom, Inc.	245
3	Sears Holdings Corp. (a)	356
32	Target Corp.	1,640

		4,649

Mutual Funds — 0.4%
13	S&P 500 Depositary Receipts	1,585

Office Electronics — 0.1%
35	Xerox Corp. (a)	523

Oil & Gas — 7.5%
3	Amerada Hess Corp.	289
9	Anadarko Petroleum Corp.	633
12	Apache Corp.	698
2	Ashland, Inc.	157
14	Burlington Resources, Inc.	685
76	ChevronTexaco Corp.	4,421
25	ConocoPhillips	2,646
17	Devon Energy Corp.	795
23	El Paso Corp.	241
9	EOG Resources, Inc.	400
230	Exxon Mobil Corp.	13,641
6	Kerr-McGee Corp.	451
4	Kinder Morgan, Inc.	297
13	Marathon Oil Corp.	573
14	Occidental Petroleum Corp.	995
2	Sunoco, Inc.	250
10	Unocal Corp.	599
9	Valero Energy Corp.	653
21	Williams Cos., Inc.	374
13	XTO Energy, Inc.	400

		29,198

Paper & Forest Products — 0.5%
9	Georgia-Pacific Corp.	328
18	International Paper Co.	642
4	Louisiana-Pacific Corp.	101
7	MeadWestvaco Corp.	228
9	Weyerhaeuser Co.	595

		1,894

Personal Products — 0.7%
3	Alberto-Culver Co.	147
17	Avon Products, Inc.	732
36	Gillette Co. (The)	1,812

		2,691

Pharmaceuticals — 7.1%
56	Abbott Laboratories	2,628
5	Allergan, Inc.	331
70	Bristol-Myers Squibb Co.	1,800
41	Eli Lilly & Co.	2,156
13	Forest Laboratories, Inc. (a)	468
107	Johnson & Johnson	7,298
9	King Pharmaceuticals, Inc. (a)	72

80	Merck & Co., Inc.	2,583
10	Mylan Laboratories, Inc.	171
269	Pfizer, Inc.	7,074
53	Schering-Plough Corp.	959
4	Watson Pharmaceuticals, Inc. (a)	122
48	Wyeth	2,020

		27,682

Real Estate — 0.5%
3	Apartment Investment & Management Co. (REIT)	129
7	Archstone-Smith Trust (REIT)	246
15	Equity Office Properties Trust (REIT)	438
10	Equity Residential (REIT)	329
7	Plum Creek Timber Co., Inc. (REIT)	237
7	Prologis (REIT)	246
8	Simon Property Group, Inc. (REIT)	483

		2,108

Road & Rail — 0.6%
14	Burlington Northern Santa Fe Corp.	732
8	CSX Corp.	324
14	Norfolk Southern Corp.	535
9	Union Pacific Corp.	657

		2,248

Semiconductors & Semiconductor Equipment — 3.1%
14	Advanced Micro Devices, Inc. (a)	229
13	Altera Corp. (a)	266
13	Analog Devices, Inc.	486
60	Applied Materials, Inc. (a)	1,000
11	Applied Micro Circuits Corp. (a)	36
10	Broadcom Corp., Class A (a)	314
14	Freescale Semicondoctor, Inc., Class B (a)	249
225	Intel Corp.	5,275
7	KLA-Tencor Corp. (a)	327
11	Linear Technology Corp.	424
14	LSI Logic Corp. (a)	78
12	Maxim Integrated Products, Inc.	482
22	Micron Technology, Inc. (a)	229
13	National Semiconductor Corp.	264
5	Novellus Systems, Inc. (a)	135
6	Nvidia Corp. (a)	142
6	PMC-Sierra, Inc. (a)	57
7	Teradyne, Inc. (a)	102
62	Texas Instruments, Inc.	1,598
13	Xilinx, Inc.	368

		12,061

Software — 3.8%
9	Adobe Systems, Inc.	589
8	Autodesk, Inc.	245
8	BMC Software, Inc. (a)	120
6	Citrix Systems, Inc. (a)	144
19	Computer Associates International, Inc.	520
14	Compuware Corp. (a)	100
11	Electronic Arts, Inc. (a)	597
7	Intuit, Inc. (a)	292
3	Mercury Interactive Corp. (a)	144
365	Microsoft Corp.	8,817
14	Novell, Inc. (a)	80
162	Oracle Corp. (a)	2,022
10	Parametric Technology Corp. (a)	54
19	Siebel Systems, Inc. (a)	166
26	Symantec Corp. (a)	559
15	VERITAS Software Corp. (a)	353

		14,802

Specialty Retail — 2.3%
8	Autonation, Inc. (a)	153
2	AutoZone, Inc. (a)	208
11	Bed Bath & Beyond, Inc. (a)	399
11	Best Buy Co., Inc.	575
7	Circuit City Stores, Inc.	110
27	Gap, Inc. (The)	580
79	Home Depot, Inc.	3,021
14	Limited Brands, Inc.	332
28	Lowe's Cos., Inc.	1,586
11	Office Depot, Inc. (a)	250
3	OfficeMax, Inc.	111
6	RadioShack Corp.	140
5	Sherwin-Williams Co. (The)	202
18	Staples, Inc.	561
5	Tiffany & Co.	180
17	TJX Cos., Inc.	427
8	Toys R US, Inc. (a)	200

		9,035

Textiles, Apparel & Luxury Goods — 0.4%
7	Coach, Inc. (a)	390
4	Jones Apparel Group, Inc.	147
4	Liz Claiborne, Inc.	157

8	Nike, Inc., Class B	683
2	Reebok International Ltd.	89
4	V.F. Corp.	210

		1,676

Thrifts & Mortgage Finance — 1.7%
21	Countrywide Financial Corp.	679
35	Fannie Mae	1,925
25	Freddie Mac	1,585
10	Golden West Financial Corp.	608
3	MGIC Investment Corp.	216
14	Sovereign Bancorp, Inc.	300
31	Washington Mutual, Inc.	1,239

		6,552

Tobacco — 1.4%
75	Altria Group, Inc.	4,876
4	Reynolds American, Inc.	334
6	UST, Inc.	308

		5,518

Trading Companies & Distributors — 0.0% (g)
3	Grainger (W.W.), Inc.	186

Wireless Telecommunication Services — 0.3%
41	Nextel Communications, Inc., Class A (a)	1,140

	Total Common Stocks
	(Cost $398,925)	391,725

SHORT-TERM INVESTMENTS — 3.2%
Investment Companies — 3.2%
12,648	JPMorgan Liquid Assets Money Market Fund (b)
	(Amortized Cost $12,648)	12,648

Total Investments — 103.2%
(Cost/Amortized Cost $411,573)		404,373
Other Liabilities in Excess of Assets — (3.2)%		(12,407)

Net Assets — 100.0%		$391,966

REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(g)	Amount rounds to less than 0.1%.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,234
Aggregate gross unrealized depreciation	(13,434)

Net unrealized appreciation/depreciation	$(7,200)

Federal income tax cost of investments	$411,573

JPMorgan Core Bond Trust Fund
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amount in thousands)

Principal Amount		Security Description	Value

ASSET BACKED SECURITIES — 2.3%
	$1,496	American Express Credit Account Master Trust 4.35%, 12/15/11, Series 2004-3, Class A	$1,487
		AmeriCredit Automobile Receivables Trust
	440	2.72%, 01/06/10, Series 2003-BX, Class A4A	433
	880	3.40%, 04/13/09, Series 2002-D, Class A4	876
	2,313	4.41%, 11/12/08, Series 2001-D, Class A4	2,324
	1,265	4.61%, 01/12/09, Series 2002-A, Class A4	1,274
	1,033	5.01%, 07/14/08, Series 2001-C, Class A4	1,041
	611	Capital One Auto Finance Trust 5.40%, 05/15/08, Series 2001-A, Class A4	615
	1,056	Capital One Master Trust 5.30%, 06/15/09, Series 2001-5, Class A	1,074
	3,843	Citibank Credit Card Issuance Trust 6.95%, 02/18/14, Series 2002-C2, Class C2	4,207
	1,832	CNH Equipment Trust 3.38%, 02/15/11, Series 2003-B, Class A4B	1,798
	1,758	Conseco Finance 7.27%, 06/15/32, Series 2001-B, Class 1M1	1,795
	13,858	Countrywide Asset-Backed Certificates 3.12%, 10/25/33, Series 2004-AB2, Class A2, FRN	13,880
	657	Ford Credit Auto Owner Trust 2.93%, 03/15/08, Series 2004-A, Class A3	649
	1,236	GE Capital Mortgage Services, Inc. 6.71%, 04/25/29, Series 1999-HE, Class M	1,251
	662	Green Tree Financial Corp. 7.30%, 06/15/25, Series 1995-4, Class A6	679
		Household Automotive Trust
	1,475	4.37%, 12/17/08, Series 2001-3, Class A4	1,482
	317	7.16%, 05/17/07, Series 2000-3, Class A4	317
		MBNA Credit Card Master Note Trust
	1,012	4.51%, 06/15/12, Series 2003-C1, Class C1, FRN	1,075
	2,422	6.80%, 07/15/14, Series 2002-C1, Class C1	2,636
		MBNA Master Credit Card Trust USA
	1,760	7.85%, 02/15/12, Series 1999-J, Class C (e)	1,974
	1,540	8.40%, 09/15/09, Series 2000-D, Class C (e)	1,658
		Onyx Acceptance Auto Trust
	487	4.32%, 10/15/08, Series 2001-D, Class A4	488
		Onyx Acceptance Grantor Trust
	440	3.09%, 09/15/08, Series 2004-B, Class A3	436
	877	3.10%, 07/15/09, Series 2002-D, Class A4	871
	1,186	4.07%, 04/15/09, Series 2002-C, Class A4	1,188
	1,016	Residential Asset Mortgage Products, Inc. 6.29%, 10/25/31, Series 2001-RS3, Class AI4, SUB	1,020
	3,423	Textron Financial Corp. Receivables Trust 6.61%, 02/15/15, Series 2000-C, Class A3 (e)	3,480
	550	Union Acceptance Corp. 8.25%, 07/08/08, Series 2000-D, Class B, SUB	549
		WFS Financial Owner Trust
	467	2.03%, 08/20/07, Series 2003-1, Class A3	465
	603	2.19%, 06/20/08, Series 2004-1, Class A3	594
	968	2.41%, 12/20/10, Series 2003-2, Class A4	949
	440	2.85%, 09/22/08, Series 2004-2, Class A3	435
	1,430	3.11%, 08/20/10, Series 2002-4, Class A4A	1,411
	1,296	3.15%, 05/20/11, Series 2003-4, Class A4	1,279
	1,496	3.50%, 02/20/10, Series 2002-3, Class A4	1,493
	2,068	4.50%, 02/20/10, Series 2002-2, Class A4, SUB	2,081
	1,541	4.87%, 09/20/09, Series 2002-1, Class A4A	1,553

		Total Asset Backed Securities (Cost $61,156)	60,817

COLLATERALIZED MORTGAGE OBLIGATIONS — 46.8%
Agency CMO — 39.2%
		Federal Home Loan Mortgage Corp.
	231	Zero Coupon, 08/15/08, Series 1561, Class TA, PO	219
	383	Zero Coupon, 08/15/08, Series 1900, Class T, PO	365
	283	Zero Coupon, 10/15/08, Series 1967, Class PC, PO	267
	62	Zero Coupon, 03/15/14, Series 2355, Class BC, PO	62
	803	Zero Coupon, 10/15/18, Series 2696, Class CO, PO	518
	933	Zero Coupon, 02/15/24, Series 1700, Class GA, PO	836
	157	Zero Coupon, 02/15/24, Series 1865, Class D, PO	153
	440	Zero Coupon, 05/15/24, Series 2306, Class K, PO	380
	4,179	Zero Coupon, 02/15/32, Series 2513, Class YO, PO	3,481
	1,032	Zero Coupon, 08/15/33, Series 2633, Class EO, PO	650
	880	Zero Coupon, 09/15/33, Series 2733, Class GF, FRN	780
	3,520	Zero Coupon, 10/15/33, Series 2684, Class TO, PO	1,793
	644	Zero Coupon, 01/15/34, Series 2727, PO	437
	1,637	Zero Coupon, 02/15/34, Series 2744, Class FE, FRN	1,249
	1,769	Zero Coupon, 03/15/34, Series 2769, PO	1,032
	797	Zero Coupon, 03/15/34, Series 2771, Class FG, FRN	585
	484	Zero Coupon, 08/15/34, Series 2841, Class GO, PO	339
	2,640	Zero Coupon, 08/15/34, Series 2846, PO	2,071
	779	Zero Coupon, 08/15/34, Series 2849, PO	548
	29	3.18%, 02/15/23, Series 1470, Class F, FRN	28
	344	3.27%, 12/15/22, Series 1455, Class WB, IF	315
	4,805	3.29%, 06/15/18, Series 2637, Class SA, IO, FRN	227
	93	3.31%, 03/15/24, Series 1709, Class FA, FRN	90
	189	3.41%, 03/15/24, Series 1699, Class FC, FRN	189
	158	3.49%, 01/15/23, Series 1603, Class IF	158
	584	3.50%, 11/15/31, Series 2619, Class HR	553

72	3.51%, 02/15/27, Series 1935, Class FL, FRN	72
22	3.51%, 04/15/23, Series 1672, Class FB, FRN	22
761	3.67%, 07/15/23, Series 1541, Class O, FRN	741
70	3.68%, 08/15/23, Series 1570, Class F, FRN	70
16,124	3.74%, 06/15/23, Series 2626, Class NS, FRN	1,069
90	3.76%, 05/15/21, Series 1084, Class F, FRN	90
42	3.83%, 05/15/08, Series 1506, Class F, FRN	42
924	3.87%, 08/15/23, Series 1611, Class JA, FRN	942
422	3.96%, 09/15/22, Series 1370, Class JA, FRN	426
1,976	3.96%, 04/15/23, Series 1498, Class I, FRN	2,011
6,271	4.00%, 05/15/18, Series 2643, Class KG	6,268
6,599	4.00%, 09/15/18, Series 2675, Class CK	6,031
4,399	4.00%, 03/15/32, Series 2515, Class DE	4,039
15,600	4.19%, 02/15/33, Series 2599, Class DS, IO, FRN	1,058
6,584	4.29%, 11/15/16, Series 2638, Class SA, FRN	436
17,713	4.29%, 03/15/33, Series 2610, Class DS, IO, FRN	1,245
178	4.31%, 08/15/08, Series 1575, Class FB, FRN	181
1,556	4.50%, 12/15/16, Series 2643, Class HI, IO	191
1,846	4.50%, 08/15/17, Series 2640, Class UR, IO	224
1,320	4.50%, 05/15/18, Series 2611, Class UH	1,256
1,760	4.50%, 05/15/18, Series 2617, Class GR	1,677
2,640	4.50%, 06/15/18, Series 2631, Class LC	2,528
1,333	4.50%, 06/15/18, Series 2636, Class Z	1,255
2,371	4.50%, 07/15/18, Series 2651, Class VZ	2,226
1,334	4.50%, 04/15/19, Series 2780, Class JG	1,268
3,520	4.50%, 12/15/23, Series 2716, Class UN	3,287
875	4.66%, 09/15/16, Series 2672, Class SJ, IF	736
3,768	4.70%, 10/15/15, Series 2668, Class SB, IF	3,237
11,049	4.74%, 02/15/33, Series 2597, Class DS, IF	857
2,519	4.79%, 10/15/33, Series 2691, Class WS, IF	1,705
1,699	4.79%, 11/15/33, Series 2705, Class SC, IF	1,231
6,572	4.79%, 10/15/21, Series 2686, Class NS, IO, FRN	474
19,798	4.80%, 06/25/23, Series 2003-80, Class SY, IO, FRN	1,845
16,871	4.84%, 10/15/21, Series 2611, Class SH, IO, FRN	1,285
9,019	4.86%, 01/15/34, Series 2727, Class BS, IF	5,197
3,029	4.86%, 04/15/34, Series 2776, Class SK, IF	2,021
3,421	4.96%, 10/15/33, Series 2682, Class YS, IF	2,216
1,144	5.00%, 02/15/15, Series 2638, Class IA, IO	33
6,688	5.00%, 05/15/16, Series 2721, Class PI, IO	569
1,760	5.00%, 05/15/20, Series 2686, Class GB	1,764
2,551	5.00%, 10/15/21, Series 2619, Class IM, IO	382
5,046	5.00%, 09/15/22, Series 2749, Class PK, IO	404
2,200	5.00%, 11/15/22, Series 2672, Class ME	2,170
1,407	5.00%, 01/15/23, Series 2702, Class PC	1,389
2,000	5.00%, 01/15/23, Series 2715, Class OG	1,969
2,464	5.00%, 05/15/23, Series 1798, Class F	2,464
1,760	5.00%, 12/15/23, Series 2720, Class PC	1,731
968	5.00%, 01/15/32, Series 2640, Class UG, IO	310
246	5.00%, 02/15/32, Series 2672, Class WD	240
1,133	5.00%, 06/15/33, Series 2624, Class IU, IO	315
761	5.00%, 01/15/35, Series 2925, Class MZ	738
977	5.00%, 01/15/35, Series 2925, Class ZM	960
3,334	5.14%, 03/15/32, Series 2444, Class ES, IO, FRN	266
2,668	5.19%, 03/15/32, Series 2450, Class SW, IO, FRN	230
911	5.25%, 09/15/34, Series 2874, Class ZD	908
964	5.50%, 05/15/10, Series 2521, Class PU	984
2,182	5.50%, 09/15/13, Series 2518, Class PX	2,226
2,932	5.50%, 10/15/13, Series 2527, Class VU	2,988
1,496	5.50%, 12/15/14, Series 2374, Class PV	1,521
1,621	5.50%, 05/15/15, Series 2391, Class QE	1,644
2,420	5.50%, 12/15/15, Series 2500, Class GD	2,465
2,200	5.50%, 02/15/16, Series 2500, Class TD	2,241
2,404	5.50%, 06/15/16, Series 2498, Class UD	2,453
5,939	5.50%, 12/15/16, Series 2391, Class QR	6,083
1,320	5.50%, 02/15/17, Series 2541, Class GX	1,349
1,100	5.50%, 06/15/17, Series 2458, Class QE	1,126
2,640	5.50%, 12/15/17, Series 2537, Class TE	2,696
598	5.50%, 02/15/21, Series 2683, Class VA	610
78	5.50%, 08/15/21, Series 1116, Class I	78
1,320	5.50%, 10/15/22, Series 2512, Class PG	1,339
1,980	5.50%, 12/15/22, Series 2535, Class BK	2,015
880	5.50%, 01/15/31, Series 2744, Class PC	906
3,891	5.50%, 05/15/32, Series 2744, Class TU	3,915
1,991	5.50%, 02/15/34, Series 2744, Class PE	2,033
144	5.69%, 05/15/08, Series 1506, Class SD, IO, FRN	6
197	5.79%, 07/15/23, Series 2638, Class DS, IO, FRN	164
1,784	5.84%, 02/15/32, Series 2410, Class QX, IO, FRN	135
395	6.00%, 11/15/08, Series 1807, Class A	404
867	6.00%, 09/15/09, Series 2097, Class PV	889
1,005	6.00%, 07/15/11, Series 2480, Class PV	1,038
1,093	6.00%, 10/15/12, Series 2391, Class VQ	1,129
1,642	6.00%, 08/15/13, Series 2513, Class VA	1,667
3,083	6.00%, 12/15/13, Series 2102, Class TC	3,188
2,158	6.00%, 12/15/13, Series 2102, Class TU	2,228
8,804	6.00%, 01/15/14, Series 2115, Class PE	9,089
4,953	6.00%, 02/15/14, Series 2594, Class VP	5,109
2,288	6.00%, 03/15/14, Series 2594, Class VA	2,363
754	6.00%, 07/15/14, Series 2405, Class PC	755
1,673	6.00%, 08/15/15, Series 2371, Class VB	1,716
8,832	6.00%, 08/15/16, Series 2344, Class QG	9,125
2,740	6.00%, 09/15/16, Series 2353, Class TD	2,853
2,640	6.00%, 09/15/16, Series 2355, Class BP	2,730
880	6.00%, 09/15/16, Series 2359, Class PM	913
5,591	6.00%, 09/15/16, Series 2360, Class PG	5,762
1,100	6.00%, 09/15/16, Series 2363, Class PF	1,137
2,177	6.00%, 10/15/16, Series 2366, Class MD	2,250

2,601	6.00%, 12/15/16, Series 2394, Class MC	2,695
2,430	6.00%, 03/15/17, Series 2425, Class OB	2,510
3,817	6.00%, 01/15/19, Series 2367, Class VD	3,841
2,200	6.00%, 07/15/19, Series 2435, Class VH	2,277
4,135	6.00%, 08/15/20, Series 2594, Class VQ	4,241
2,200	6.00%, 12/15/20, Series 2392, Class PV	2,266
1,100	6.00%, 10/15/22, Series 2323, Class VO	1,129
2,200	6.00%, 11/15/23, Series 1642, Class PJ	2,265
126	6.00%, 11/15/23, Series 1685, Class Z	129
1,505	6.00%, 05/15/27, Series 1981, Class Z	1,532
1,407	6.00%, 02/15/28, Series 2130, Class QR	1,429
639	6.00%, 02/15/28, Series 2143, Class CD	651
2,483	6.00%, 09/15/28, Series 2086, Class GB	2,556
4,490	6.00%, 11/15/28, Series 2095, Class PE	4,651
1,900	6.00%, 02/15/29, Series 2125, Class JZ	1,951
2,594	6.00%, 11/15/29, Series 2460, Class VZ	2,665
2,640	6.00%, 05/15/30, Series 2565, Class MB	2,665
2,640	6.00%, 09/15/32, Series 2500, Class MC	2,718
2,200	6.00%, 12/15/32, Series 2543, Class YX	2,269
2,860	6.00%, 12/15/32, Series 2544, Class HC	2,952
2,957	6.00%, 01/15/33, Series 2552, Class ME	2,994
1,496	6.00%, 02/15/33, Series 2567, Class QD	1,537
4,399	6.00%, 02/15/33, Series 2575, Class ME	4,528
1,612	6.00%, 03/15/33, Series 2596, Class QG	1,662
3,208	6.11%, 11/15/33, Series 2705, Class SD, IF	2,470
786	6.13%, 05/15/23, Series 1518, Class G, IF, IO	765
68	6.19%, 02/15/08, Series 1465, Class SA, FRN	3
1,546	6.25%, 10/15/23, Series 1591, Class PV	1,598
2,090	6.25%, 08/15/28, Series 2075, Class PM	2,174
1,166	6.30%, 01/15/13, Series 2025, Class PE	1,200
1,760	6.38%, 02/15/32, Series 2410, Class OE	1,817
2,584	6.38%, 01/15/34, Series 2739, Class S, IF	1,789
1,848	6.38%, 02/15/34, Series 2753, Class S, IF	1,416
1,039	6.44%, 05/15/24, Series 2306, Class SE, IO, FRN	175
2,200	6.50%, 05/15/08, Series 1512, Class J	2,258
568	6.50%, 05/15/08, Series 1513, Class N	580
39	6.50%, 03/15/09, Series 1701, Class B	39
1,038	6.50%, 12/15/12, Series 2419, Class VG	1,055
1,582	6.50%, 05/15/13, Series 2055, Class OE	1,640
668	6.50%, 10/15/13, Series 1596, Class D	691
87	6.50%, 10/15/13, Series 1844, Class E	88
239	6.50%, 03/15/14, Series 2135, Class UK, IO	37
1,688	6.50%, 09/15/15, Series 2353, Class PC	1,698
1,956	6.50%, 07/15/16, Series 2295, Class VB	1,982
880	6.50%, 07/15/16, Series 2304, Class VB	895
2,131	6.50%, 08/15/16, Series 2345, Class PQ	2,217
1,650	6.50%, 10/15/16, Series 2349, Class NW	1,688
835	6.50%, 11/15/16, Series 2369, Class VB	836
1,237	6.50%, 08/15/17, Series 2342, Class PW	1,252
1,004	6.50%, 12/15/17, Series 2357, Class VX	1,016
3,080	6.50%, 04/15/18, Series 2461, Class VB	3,180
376	6.50%, 03/15/19, Series 2134, Class PI, IO	73
4,595	6.50%, 06/15/20, Series 2362, Class PD	4,716
1,053	6.50%, 07/15/23, Series 1558, Class D	1,083
3,300	6.50%, 09/15/23, Series 1608, Class L	3,474
1,816	6.50%, 12/15/23, Series 2283, Class K	1,928
1,243	6.50%, 01/15/24, Series 2345, Class PV	1,266
656	6.50%, 03/15/26, Series 1829, Class ZB	682
673	6.50%, 07/15/26, Series 1863, Class Z	698
29	6.50%, 10/15/27, Series 2136, Class PQ	29
1,333	6.50%, 12/15/27, Series 2019, Class Z	1,382
4,654	6.50%, 08/15/28, Series 2075, Class PH	4,831
1,528	6.50%, 10/15/28, Series 2362, Class PJ	1,562
349	6.50%, 02/15/31, Series 2382, Class TL	33
1,283	6.50%, 04/15/31, Series 2317, Class VG	1,303
1,685	6.50%, 05/15/31, Series 2313, Class LA	1,754
11,781	6.50%, 08/15/31, Series 2344, Class ZD	12,205
1,771	6.50%, 08/15/31, Series 2344, Class ZJ	1,842
1,833	6.50%, 08/15/31, Series 2345, Class NE	1,900
777	6.50%, 08/15/31, Series 2351, Class PZ	817
1,320	6.50%, 08/15/31, Series 2454, Class BG	1,362
1,848	6.50%, 10/15/31, Series 2367, Class ME	1,957
2,200	6.50%, 01/15/32, Series 2399, Class OH	2,310
3,520	6.50%, 01/15/32, Series 2399, Class TH	3,689
4,399	6.50%, 02/15/32, Series 2410, Class NG	4,628
4,140	6.50%, 02/15/32, Series 2420, Class XK	4,352
2,640	6.50%, 03/15/32, Series 2430, Class WF	2,781
660	6.50%, 04/15/32, Series 2435, Class CJ	698
2,244	6.50%, 04/15/32, Series 2466, Class PG	2,355
4,428	6.50%, 05/15/32, Series 2455, Class GK	4,659
3,080	6.50%, 06/15/32, Series 2462, Class JG	3,237
1,100	6.50%, 06/15/32, Series 2466, Class PH	1,164
2,200	6.50%, 07/15/32, Series 2474, Class NR	2,315
1,883	6.50%, 07/15/32, Series 2484, Class LZ	2,004
4,424	6.50%, 03/15/33, Series 2586, Class WI, IO	871
1,090	6.78%, 11/15/34, Series 2888, Class SL, IF	924
45	7.00%, 01/15/08, Series 1473, Class HA	45
227	7.00%, 10/15/13, Series 1595, Class D	234
107	7.00%, 05/15/14, Series 2299, Class G	107
1,320	7.00%, 05/15/14, Series 2335, Class VH	1,367
139	7.00%, 05/15/22, Series 1250, Class J	139
2,022	7.00%, 04/15/23, Series 1502, Class PX	2,113
306	7.00%, 05/15/23, Series 1505, Class Q	318
2,004	7.00%, 09/15/23, Series 1573, Class PZ	2,113
440	7.00%, 03/15/24, Series 1695, Class EB	467
1,101	7.00%, 03/15/24, Series 1706, Class K	1,170

1,411		7.00%, 03/15/28, Series 2038, Class PN, IO	261
1,782		7.00%, 10/15/28, Series 2089, Class PJ, IO	341
253		7.00%, 04/15/29, Series 2141, Class IO, IO	51
1,760		7.00%, 06/15/29, Series 2169, Class TB	1,910
1,100		7.00%, 07/15/29, Series 2172, Class QC	1,191
1,377		7.00%, 08/15/29, Series 2176, Class OJ	1,438
2,772		7.00%, 10/15/30, Series 2259, Class ZM	2,861
1,968		7.00%, 03/15/31, Series 2296, Class PD	2,026
2,332		7.00%, 06/15/31, Series 2325, Class PM	2,508
3,300		7.00%, 03/15/32, Series 2423, Class MC	3,448
3,631		7.00%, 03/15/32, Series 2423, Class MT	3,791
3,080		7.00%, 04/15/32, Series 2434, Class TC	3,257
3,783		7.00%, 04/15/32, Series 2436, Class MC	3,980
1,740		7.00%, 05/15/32, Series 2450, Class GZ	1,818
340		7.03%, 06/15/33, Series 2631, Class BS, IF	257
166		7.25%, 07/15/27, Series 1970, Class PG	169
1,320		7.25%, 09/15/30, Series 2256, Class MC	1,370
2,861		7.25%, 12/15/30, Series 2271, Class PC	2,988
521		7.50%, 01/15/19, Series 2827, Class SQ, FRN	521
198		7.50%, 08/15/22, Series 1343, Class LB	204
1,673		7.50%, 02/15/23, Series 1466, Class PZ	1,758
292		7.50%, 08/15/24, Series 1745, Class D	296
449		7.50%, 09/15/26, Series 1890, Class H	476
1,003		7.50%, 01/15/27, Series 1963, Class Z	1,044
711		7.50%, 09/15/27, Series 1987, Class PE	738
1,210		7.50%, 03/15/28, Series 2040, Class PE	1,295
2,017		7.50%, 05/15/28, Series 2054, Class PV	2,121
528		7.50%, 06/15/29, Series 2163, Class PC, IO	110
1,175		7.50%, 05/15/30, Series 2234, Class PZ	1,218
1,040		7.50%, 08/15/30, Series 2247, Class Z	1,062
194		7.50%, 10/15/30, Series 2261, Class ZY	200
375		7.50%, 10/15/30, Series 2262, Class Z	386
1,112		8.00%, 02/15/22, Series 1212, Class IZ	1,138
157		8.00%, 08/15/22, Series 1343, Class LA	163
1,212		8.00%, 09/15/26, Series 1899, Class ZE	1,247
1,580		8.00%, 11/15/29, Series 2201, Class C	1,667
1,185		8.00%, 01/15/30, Series 2209, Class TC	1,274
1,647		8.00%, 01/15/30, Series 2210, Class Z	1,758
452		8.00%, 03/15/30, Series 2224, Class CB	474
1,456		8.00%, 04/15/30, Series 2230, Class Z	1,535
1,548		8.43%, 03/15/34, Series 2766, Class SX, IF	1,162
151		8.50%, 01/15/09, Series 1659, Class SB, IF	158
167		8.50%, 11/15/15, Series 2496, Class LD	168
56		8.50%, 09/15/21, Series 1144, Class KB	56
1,239		8.50%, 06/15/31, Series 2359, Class ZB	1,465
843		8.50%, 09/15/31, Series 2519, Class BT	916
196		8.50%, 12/15/08, Series 1625, Class SD, IF	205
5,105		8.58%, 05/15/30, Series 2755, Class SA, IF	4,957
1,721		8.73%, 04/15/34, Series 2778, Class BS, IF	1,430
47		9.00%, 10/15/20, Series 1807, Class G	50
45		9.00%, 04/15/21, Series 1065, Class J	45
262		9.50%, 07/15/19, Series 11, Class D	262
68		9.50%, 04/15/20, Series 22, Class C	68
41		9.50%, 01/15/21, Series 99, Class Z	41
95		9.60%, 04/15/20, Series 23, Class F	95
57		10.00, 02/15/24, Series 1671, Class QC, FRN	56
16		10.00, 06/15/20, Series 47, Class F	16
314		10.01%, 10/15/23, Series 1689, Class SD, IF	326
202		10.03%, 07/15/08, Series 1544, Class J, IF	209
423		10.17%, 03/15/09, Series 1698, Class SC, IF	454
1,595		10.48%, 02/15/32, Series 2412, Class SP, IF	1,552
822		10.54%, 02/15/09, Series 2412, Class SE, IF	850
74		11.06%, 08/15/08, Series 1575, Class SB, IF	77
1,466		11.24%, 11/15/23, Series 1609, Class LG, IF	1,526
2		11.53%, 02/15/09, Series 1796, Class S, IF	2
175		12.18%, 11/15/22, Series 1592, Class KB, IF	178
272		12.21%, 11/15/08, Series 1604, Class SA, IF	288
3,190		12.19%, 02/15/32, Series 2410, Class QS, IF	3,448
865		12.33%, 02/15/28, Series 2189, Class SA, IF	906
478		12.49%, 11/15/08, Series 1612, Class SD, IF	508
880		12.68%, 08/15/23, Series 1611, Class JB, IF	899
26		12.91%, 02/15/24, Series 1686, Class SH, FRN	30
3,533		13.17%, 02/15/25, Series 2656, Class SH, IF	3,721
31		13.61%, 10/15/23, Series 1602, Class SA, IF	31
9		15.87%, 05/15/08, Series 1506, Class S, IF	10
123		16.37%, 12/15/08, Series 2017, Class SE, IF	135
84		16.94%, 10/15/13, Series 1607, Class SA, IF	97
436		16.98%, 11/15/08, Series 1606, Class SC, IF	486
279		18.38%, 07/15/23, Series 1541, Class M, IF	344
478		18.89%, 03/15/29, Series 2132, Class SB, IF	529
501		21.63%, 03/15/24, Series 2033, Class SN, IO, FRN	160
1,031		22.38%, 09/15/23, Series 2571, Class SK, IF	1,309
16		24.44%, 05/15/21, Series 1079, Class S, IF	16
63		32.57%, 05/15/21, Series 1084, Class S, IF, HB	65
2		84.00%, 05/15/20, Series 41, Class I, HB	2
4		849.6%, 01/15/22, Series 1196, Class B, IO, HB, FRN	7
-	(h)	981.87%, 06/15/07, Series 1298, Class L, IO, HB	-	(h)
-	(h)	1008%, 06/15/06, Series 1098, Class M, IO, HB	-	(h)
-	(h)	1008.50%, 05/15/06, Series 1072, Class A, IO, HB	-	(h)
-	(h)	1066.21%, 02/15/21, Series 1045, Class G, IO, HB	-	(h)
-	(h)	1181.25%, 11/15/21, Series 1172, Class L, IO, HB, VAR	1
-	(h)	1328.04%, 05/15/23, Series 204, Class E, IO, HB, FRN	1
		Federal Home Loan Mortgage Corp/Government National Mortgage Association
4,266		0.60%, 04/25/24, Series 55, Class GL, FRN	35
1,627		7.00%, 03/25/23, Series 8, Class ZA	1,697
927		7.00%, 09/25/23, Series 29, Class J	942

21	Federal Home Loan Mortgage Corp. STRIP 9.00%, 04/01/22, Series 134, Class B, IO	4
	Federal Home Loan Mortgage Corp., Structure Pass Through Securities
1,141	Zero Coupon, 09/25/43, Series T-58, Class A, PO	986
8,651	6.50%, 02/25/43, Series T-54, Class 2A	8,961
3,025	7.00%, 02/25/43, Series T-54, Class 3A	3,197
2,917	7.50%, 07/25/32, Series T-41, Class 3A	3,072
1,835	7.50%, 08/25/42, Series T-51, Class 2A, VAR	1,927
	Federal National Mortgage Association
40	Zero Coupon, 09/25/06, Series 1996-46, Class PE, PO	39
237	Zero Coupon, 09/25/08, Series 1996-20, Class L, PO	224
918	Zero Coupon, 09/25/08, Series 1996-39, Class J, PO	868
785	Zero Coupon, 10/25/08, Series 1996-24, Class B, PO	752
521	Zero Coupon, 12/25/08, Series 1998-27, Class B, PO	489
342	Zero Coupon, 03/25/09, Series 1996-24, Class E, PO	323
109	Zero Coupon, 09/25/22, Series 1997-70, PO	108
230	Zero Coupon, 10/25/22, Series G92-62, Class B, PO	192
134	Zero Coupon, 04/25/23, Series 1998-4, Class C, PO	114
5,626	Zero Coupon, 06/25/23, Series 1993-257, Class C, PO	5,018
446	Zero Coupon, 09/25/23, Series 1993-205, Class H, PO	382
147	Zero Coupon, 09/25/23, Series G93-37, Class H, PO	122
438	Zero Coupon, 04/25/32, Series 2002-21, Class LO, PO	349
1,839	Zero Coupon, 08/25/33, Series 2003-132, Class OA, PO	1,442
2,396	Zero Coupon, 04/25/34, Series 2004-21, Class CO, PO	1,451
1,540	Zero Coupon, 12/25/34, Series 2004-92, Class JO, PO	1,235
8,619	1.60%, 03/25/32, Series 2002-13, Class SJ, IO, FRN	376
3,571	1.84%, 03/25/27, Series 1997-20, Class IO, IO, FRN	184
140	2.87%, 09/25/22, Series G92-52, Class FD, FRN	140
820	3.00%, 07/25/22, Series 2003-68, Class QP	766
157	3.02%, 10/25/22, Series G92-59, Class F, FRN	156
43	3.03%, 06/25/08, Series 1993-107, Class F, FRN	42
160	3.08%, 10/25/08, Series 1993-196, Class FA, FRN	157
82	3.08%, 05/25/08, Series 1993-72, Class F, FRN	81
293	3.18%, 03/25/09, Series 1994-33, Class FA, FRN	289
15	3.25%, 03/25/09, Series 1994-33, Class F, FRN	15
61	3.23%, 01/25/09, Series 1994-12, Class FC, FRN	60
76	3.28%, 10/25/22, Series G92-61, Class FJ, FRN	76
98	3.38%, 03/25/17, Series 1996-27, Class FC, FRN	99
904	3.40%, 10/25/23, Series 1993-199, Class FA, FRN	914
141	3.45%, 12/25/23, Series 1993-230, Class FA, FRN	142
880	3.50%, 02/25/29, Series 2002-93, Class PD	846
287	3.60%, 05/25/08, Series 1993-59, Class FA, FRN	289
739	3.73%, 08/25/23, Series G93-27, Class FD, FRN	746
721	3.85%, 12/25/23, Series 1993-247, Class FE, FRN	736
2,613	3.88%, 08/25/33, Series 2003-71, Class DS, IF	1,899
484	3.95%, 12/25/08, Series 1993-221, Class FH, FRN	491
1,180	4.00%, 04/25/19, Series 2004-22, Class A	1,109
880	4.00%, 10/25/19, Series 2004-76, Class CL	804
440	4.00%, 11/25/19, Series 2004-81, Class AC	400
2,948	4.00%, 04/25/33, Series 2003-22, Class UD	2,495
858	4.00%, 05/25/33, Series 2003-42, Class GB	751
10,131	4.25%, 06/25/33, Series 2004-4, Class QI, IO, FRN	712
1,320	4.50%, 01/25/14, Series 2003-128, Class KE	1,307
1,232	4.50%, 03/25/15, Series 2003-65, Class CI, IO	196
748	4.50%, 04/25/17, Series 2003-27, Class DW	725
1,442	4.50%, 09/25/18, Series 2003-81, Class LC	1,378
17,500	4.75%, 11/25/33, Series 2003-116, Class SB, IO, FRN	1,371
3,150	4.80%, 03/25/16, Series 2003-8, Class SB, IO, FRN	212
2,640	4.80%, 11/25/23, Series 2003-106, Class US, IF	1,688
2,910	4.80%, 03/25/34, Series 2004-14, Class SD, IF	2,028
660	5.15%, 04/25/34, Series 2004-58, Class ST, IF	650
4,361	5.00%, 11/25/12, Series 2003-16, Class PI, IO	227
4,939	5.00%, 11/25/15, Series 2002-74, Class PD	4,956
3,520	5.00%, 01/25/16, Series 2002-74, Class LD	3,528
85	5.00%, 03/25/21, Series 1991-24, Class Z	84
1,760	5.00%, 12/25/22, Series 2003-122, Class TE	1,732
5,719	5.00%, 06/25/23, Series 2003-83, Class PG	5,633
729	5.04%, 08/25/33, Series 2003-74, Class SH, IF	555
1,994	5.20%, 08/25/23, Series 1999-38, Class SK, IO, FRN	173
1,365	5.30%, 12/25/28, Series 1998-66, Class SB, IO, FRN	151
2,508	5.50%, 05/25/16, Series 2002-61, Class PE	2,556
1,012	5.50%, 03/25/17, Series 2002-11, Class QG	1,034
7,859	5.50%, 04/25/17, Series 2002-18, Class PC	8,061
792	5.50%, 09/25/17, Series 2002-55, Class QE	803
13,198	5.50%, 09/25/17, Series 2002-56, Class UC	13,475
3,629	5.50%, 01/25/18, Series 2002-94, Class BK	3,710
15	5.50%, 06/25/20, Series 1990-60, Class K	15
27	5.50%, 08/25/20, Series 1990-93, Class G	27
857	5.50%, 06/25/22, Series 2002-91, Class UH, IO	131
324	5.50%, 09/25/22, Series 1992-143, Class MA	329
1,540	5.50%, 05/25/23, Series 2003-39, Class LW	1,577
2,200	5.50%, 05/25/23, Series 2003-41, Class PE	2,249
1,100	5.50%, 07/25/24, Series 2004-53, Class NC	1,117
1,358	5.50%, 04/18/29, Series 1999-18, Class Z	1,316
1,165	5.50%, 09/25/32, Series 2005-11, Class AZ	1,161
1,320	5.50%, 01/25/34, Series 2004-25, Class PC	1,347
880	5.50%, 02/25/34, Series 2004-36, Class PC	897
880	5.75%, 06/25/33, Series 2003-47, Class PE	883
1,170	5.85%, 09/25/18, Series 2003-92, Class SH, IF	957
714	5.91%, 02/25/23, Series 2003-106, Class WS, IF	579
1,773	6.00%, 03/25/09, Series 1994-34, Class DZ	1,817
1,650	6.00%, 11/25/15, Series 2001-49, Class DQ	1,686
1,760	6.00%, 12/25/15, Series 2001-78, Class VB	1,787
1,760	6.00%, 03/25/16, Series 2001-5, Class OW	1,817
2,212	6.00%, 03/25/16, Series 2001-7, Class PR	2,335
2,594	6.00%, 04/25/16, Series 2001-10, Class PR	2,730

1,320	6.00%, 12/25/16, Series 2001-71, Class MB	1,368
4,145	6.00%, 12/25/16, Series 2001-71, Class QE	4,281
2,640	6.00%, 12/25/16, Series 2001-74, Class MB	2,771
4,047	6.00%, 02/25/17, Series 2002-2, Class UC	4,154
8,139	6.00%, 02/25/17, Series 2002-3, Class OG	8,452
1,760	6.00%, 03/25/17, Series 2002-7, Class OG	1,826
4,565	6.00%, 03/25/17, Series 2002-7, Class TG	4,749
2,200	6.00%, 04/25/17, Series 2002-19, Class PE	2,281
1,320	6.00%, 04/25/17, Series 2002-24, Class AJ	1,363
880	6.00%, 07/25/17, Series 2002-42, Class C	920
974	6.00%, 02/25/20, Series 2001-28, Class VB	981
780	6.00%, 02/25/20, Series 2002-7, Class QM	791
1,699	6.00%, 08/25/21, Series 2001-71, Class JW	1,741
437	6.00%, 08/25/22, Series 1992-136, Class PK	448
721	6.00%, 04/25/23, Series G93-17, Class SI, IF	724
2,995	6.00%, 07/18/28, Series 1998-36, Class ZB	3,023
2,630	6.00%, 07/25/29, Series 2001-80, Class PE	2,714
1,141	6.00%, 05/25/31, Series 2001-31, Class VD	1,179
5,171	6.00%, 07/25/31, Series 2001-33, Class ID, IO	1,028
4,189	6.00%, 11/25/31, Series 2002-74, Class VA	4,279
5,499	6.00%, 11/25/31, Series 2002-74, Class VB	5,573
2,053	6.00%, 05/25/33, Series 2003-34, Class AX	2,116
1,771	6.00%, 05/25/33, Series 2003-34, Class ED	1,832
1,830	6.00%, 05/25/33, Series 2003-39, IO, IF, VAR	338
1,521	6.25%, 07/25/30, Series 2000-20, Class SA, IF	177
658	6.35%, 04/25/29, Series 1999-17, Class C	681
665	6.50%, 05/25/08, Series 1993-55, Class K	683
1,200	6.50%, 11/25/10, Series 2001-52, Class XM	1,237
515	6.50%, 12/25/12, Series 2002-9, Class VE	529
880	6.50%, 08/25/15, Series 2001-61, Class VQ	912
3,520	6.50%, 11/25/15, Series 2001-52, Class XN	3,669
880	6.50%, 12/25/16, Series 2001-50, Class VB	908
99	6.50%, 08/25/20, Series 1990-102, Class J	102
3,358	6.50%, 09/25/21, Series 2001-48, Class Z	3,559
1,174	6.50%, 02/25/22, Series 2002-1, Class HC	1,218
255	6.50%, 08/25/22, Series 1996-59, Class J	262
38	6.50%, 09/25/22, Series 1993-185, Class A	1
217	6.50%, 02/25/23, Series G93-5, Class Z	224
315	6.50%, 03/25/23, Series G93-14, Class J	324
293	6.50%, 11/25/23, Series 1995-19, Class Z	315
367	6.50%, 12/25/23, Series 1993-225, Class UB	382
2,200	6.50%, 03/25/24, Series 1994-37, Class L	2,302
6,284	6.50%, 03/25/24, Series 1994-40, Class Z	6,593
3,959	6.50%, 03/25/24, Series 2002-4, Class VC	4,071
310	6.50%, 07/18/27, Series 1997-42, Class ZC	319
1,453	6.50%, 09/25/31, Series 2001-49, Class Z	1,511
944	6.50%, 10/25/31, Series 2001-52, Class KB	981
3,080	6.50%, 04/25/32, Series 2002-21, Class PE	3,218
1,950	6.50%, 04/25/32, Series 2002-59, Class VA	1,964
5,191	6.50%, 04/25/32, Series 2002-59, Class VB	5,330
6,159	6.50%, 05/25/32, Series 2002-28, Class PK	6,464
2,990	6.50%, 06/25/32, Series 2002-37, Class Z	3,119
4,399	6.50%, 08/25/32, Series 2002-48, Class GH	4,668
2,921	6.59%, 08/25/23, Series 1996-14, Class SE, IO, FRN	539
465	6.75%, 12/25/23, Series 1994-55, Class G	471
5,720	6.88%, 08/25/23, Series 2002-83, Class CS	5,985
237	7.00%, 01/25/08, Series 1993-8, Class H	243
322	7.00%, 05/18/12, Series 1997-51, Class PM, IO	29
2,200	7.00%, 12/25/16, Series 2001-61, Class VB	2,343
878	7.00%, 01/25/19, Series 2003-67, Class VQ	948
1,694	7.00%, 03/25/21, Series 2001-4, Class PC	1,784
409	7.00%, 01/25/22, Series G92-15, Class Z	424
122	7.00%, 07/25/22, Series G92-42, Class Z	128
221	7.00%, 10/25/22, Series G92-61, Class Z	233
4,344	7.00%, 02/25/23, Series 1997-61, Class ZC	4,556
976	7.00%, 09/25/23, Series 1993-167, Class GA	1,010
1,514	7.00%, 12/25/23, Series 1993-250, Class Z	1,576
974	7.00%, 01/25/26, Series 1996-32, Class PH	1,000
878	7.00%, 12/18/27, Series 1997-81, Class PI, IO	179
595	7.00%, 12/25/29, Series 2002-36, Class HZ	608
1,824	7.00%, 03/25/31, Series 2001-7, Class PF	1,901
1,804	7.00%, 07/25/31, Series 2001-30, Class PM	1,894
2,860	7.00%, 08/25/31, Series 2001-36, Class DE	3,055
4,512	7.00%, 09/25/31, Series 2001-44, Class MY	4,858
1,322	7.00%, 09/25/31, Series 2001-44, Class PD	1,378
1,937	7.00%, 09/25/31, Series 2001-44, Class PU	2,024
3,191	7.00%, 11/25/31, Series 2001-61, Class Z	3,400
915	7.02%, 07/25/33, Series 2003-64, Class SX, IF	623
2,258	7.25%, 01/25/34, Series 2003-130, Class SX, IF	2,191
1,513	7.25%, 07/18/27, Series 1997-42, Class EN	1,564
1,077	7.50%, 09/25/07, Series 1992-156, Class K	1,108
105	7.50%, 02/25/22, Series 1992-38, Class Z	109
15	7.50%, 06/25/22, Series 1992-101, Class J	16
947	7.50%, 07/25/22, Series G92-35, Class E	995
1,242	7.50%, 09/25/22, Series G92-54, Class ZQ	1,313
1,238	7.50%, 10/25/22, Series 1992-188, Class PZ	1,316
768	7.50%, 03/25/23, Series 1993-25, Class J	812
200	7.50%, 04/18/27, Series 1997-27, Class J	211
333	7.50%, 04/20/27, Series 1997-29, Class J	348
2,033	7.50%, 05/20/27, Series 1997-39, Class PD	2,123
1,181	7.50%, 12/18/29, Series 1999-62, Class PB	1,252
3,885	7.50%, 02/25/30, Series 2000-2, Class ZE	4,109
564	7.70%, 03/25/23, Series 1993-21, Class KA	598
2,203	7.75%, 09/25/33, Series 2003-91, Class SD, IF	2,067
722	7.75%, 09/25/22, Series 1992-163, Class M	766
1,024	7.90%, 01/25/23, Series G93-1, Class KA	1,093

132		8.00%, 08/25/07, Series 1992-152, Class N, IO	9
103		8.00%, 10/25/19, Series 1989-70, Class G	109
5,057		8.00%, 07/25/22, Series G92-44, Class ZQ	5,428
75		8.50%, 11/25/19, Series 1989-83, Class H	80
353		8.50%, 01/25/25, Series 1995-2, Class Z	376
323		8.50%, 01/25/31, Series 2000-52, IO	58
285		8.50%, 11/25/32, Series 2004-61, Class SK, IF	305
958		8.50%, 06/25/33, Series 2004-4, Class QM, IF	932
3,156		8.50%, 07/25/33, Series 2004-36, Class SN, IF	3,015
3,362		8.54%, 07/25/34, Series 2004-51, Class SY, IF	3,297
180		8.75%, 10/25/21, Series G-35, Class M	195
65		8.80%, 01/25/20, Series 1990-1, Class D	70
256		8.80%, 01/25/25, Series G95-1, Class C	276
82		9.00%, 11/25/19, Series 1989-89, Class H	88
186		9.00%, 10/25/20, Series 1990-120, Class H	197
134		9.06%, 12/25/22, Series 1993-225, Class VO, IF	139
976		9.13%, 11/25/09, Series 2002-73, Class S, IF	958
163		9.25%, 09/25/08, Series 1993-186, Class SA, IF	169
89		9.25%, 10/25/08, Series 1993-196, Class SB, IF	93
37		9.25%, 04/25/18, Series 1988-7, Class Z	40
3,102		9.26%, 12/25/32, Series 2002-77, Class S, IF	3,018
40		9.40%, 11/25/19, Series 1989-78, Class H	44
236		9.50%, 12/25/08, Series 1993-221, Class SE, IF	249
20		9.50%, 06/25/20, Series 1990-63, Class H	22
152		9.85%, 11/01/18, Series 1997-77, Class M	165
163		10.00%, 03/25/32, Series 2002-13, Class ST, IF	178
159		10.22%, 09/25/23, Series 1993-165, Class SD, IF	166
789		10.30%, 11/25/13, Series 1993-220, Class SG, IF	798
1,363		10.45%, 03/25/09, Series 2002-8, Class SR, IF	1,411
162		10.50%, 10/25/23, Series 1993-179, Class SC, IF	189
334		10.76%, 12/25/23, Series 1993-247, Class SU, IF	371
899		10.83%, 12/25/31, Series 2001-72, Class SX, IF	944
9,166		11.69%, 04/25/34, Series 2004-25, Class SA, IF	9,185
6,466		11.69%, 05/25/34, Series 2004-36, Class SA, IF	6,410
206		12.10%, 10/25/08, Series 1993-197, Class SB, IF	217
485		12.21%, 10/25/08, Series 1993-190, Class S, IF	512
219		12.25%, 09/25/21, Series G-28, Class S, IF	254
1,069		13.06%, 04/25/23, Series 1998-43, Class SA, IO, FRN	366
160		13.09%, 09/25/08, Series 1993-175, Class SA, FRN	173
345		12.50%, 09/25/23, Series 1993-165, Class SK, IF	427
578		13.79%, 09/25/08, Series 1993-164, Class SC, IF	625
602		14.29%, 12/25/08, Series 1993-233, Class SB, FRN	656
2,019		14.40%, 11/25/32, Series 2003-52, Class SX, IF	2,188
721		14.53%, 12/25/23, Series 2002-1, Class UD, IF	789
453		15.40%, 10/25/23, Series 1999-52, Class NS, IF	526
350		15.44%, 04/25/23, Series 1993-62, Class SA, IF	419
218		15.50%, 02/25/23, Series 1993-27, Class SA, IF	284
19		15.59%, 10/25/22, Series 1992-201, Class SB, IF	20
1,190		15.93%, 02/25/32, Series 2002-1, Class SA, IF	1,275
81		16.28%, 02/25/09, Series 1994-13, Class SK, IF	89
5,740		17.20%, 02/25/34, Series 2004-10, Class SC, IF	6,499
17		17.33%, 11/25/20, Series 1990-134, Class SC, IF	20
73		18.49%, 12/25/21, Series G-51, Class SA, IF	98
244		20.20%, 09/01/18, Series 1993-179, Class SB, IF	308
1		505%, 08/25/20, Series 1990-94, Class H, HB	8
1		652.15%, 12/25/20, Series 1990-140, Class K, HB	19
-	(h)	758.75%, 01/25/06, Series 1991-4, Class N, HB	-	(h)
-	(h)	908.50%, 02/25/21, Series 1991-7, Class K, HB	3
3		1008.12%, 06/25/21, Series G-17, Class S, FRN, HB	54
-	(h)	1008.25%, 04/25/06, Series 1991-33, Class J, HB	-	(h)
-	(h)	1118.04%, 08/25/20, Series 1990-95, Class J, HB	12
1		1184.78%, 07/25/22, Series G92-35, Class G, HB	21
-	(h)	8410.92%, 05/25/22, Series G92-27, Class SQ, HB	8
		Federal National Mortgage Association Interest STRIPS
2,312		12/01/32, Series 329 Class 1, PO	1,768
2,407		09/01/33, Series 340, Class 1, PO	1,763
121		7.50%, 04/01/23, Series 218, Class 2, IO	23
94		9.00%, 03/01/24, Series 265, Class 2, IO	101
37		10.00, 09/01/17, Series 23, Class 2, IO	8
4		10.50%, 03/01/19, Series 50, Class 2, IO	1
5		256%, 11/01/08, Series K, Class 2, IO, HB	15
		Federal National Mortgage Association Whole Loan
2,200		4.75%, 12/25/42, Series 2003-W8, Class 1A3	2,183
2,274		5.25%, 11/25/30, Series 2002-W5, Class A10, IO, FRN	153
2,100		6.00%, 07/25/29, Series 2002-W5, Class A6	2,100
2,200		6.25%, 08/25/30, Series 2002-W5, Class A7	2,250
871		6.50%, 10/25/42, Series 2003-W4, Class 2A	884
5,159		6.50%, 12/25/42, Series 2003-W1, Class 1A1	5,322
6,136		7.00%, 02/25/44, Series 2004-W2, Class 2A2	6,420
1,713		7.50%, 12/25/42, Series 2003-W1, Class 2A	1,799
		Government National Mortgage Association
764		Zero Coupon, 03/16/33, Series 2003-24, PO	631
1,911		Zero Coupon, 06/16/33, Series 2003-52, Class AP, PO	1,474
561		Zero Coupon, 08/20/33, Series 2003-66, Class EO, PO	474
254		Zero Coupon, 10/20/33, Series 2003-86, Class CO, PO	130
963		Zero Coupon, 10/20/33, Series 2003-90, PO	818
18,093		2.65%, 02/20/34, Series 2004-11, Class SW, IO, FRN	622
11,542		3.73%, 12/16/33, Series 2003-112, Class SA, IO, FRN	617
4,960		4.17%, 09/17/31, Series 2003-95, Class SC, IO, FRN	214
8,908		4.35%, 09/20/31, Series 2003-76, Class LS, IO, FRN	569
1,737		4.57%, 01/16/32, Series 2002-3, Class SP, IO, FRN	91
13,586		4.68%, 04/16/30, Series 2002-31, Class SE, IO, FRN	1,117
10,576		4.85%, 08/20/32, Series 2002-70, Class PS, IO, FRN	793
3,665		4.85%, 02/20/33, Series 2003-12, Class SP, IO, FRN	261
6,980		4.88%, 02/16/33, Series 2003-11, Class SK, IO, FRN	633
1,430		5.00%, 02/20/29, Series 2003-98, Class PC	1,439

6,153	5.13%, 04/16/32, Series 2002-24, Class AG, IO, FRN	562
1,271	5.23%, 08/16/31, Series 2001-36, Class S, IO, FRN	78
1,313	5.32%, 01/19/30, Series 2001-4, Class SJ, IO, FRN	66
1,658	5.43%, 08/16/31, Series 2001-35, Class SA, IO, FRN	109
1,487	5.50%, 12/20/13, Series 2003-4, Class NY	1,515
3,209	5.50%, 11/20/28, Series 2002-88, Class LI, IO	247
4,469	5.50%, 01/20/32, Series 2003-4, Class NI, IO	709
684	5.68%, 10/20/30, Series 2000-34, Class SG, IO, FRN	38
1,933	5.73%, 03/16/31, Series 2001-6, Class SD, IO, FRN	122
1,704	5.78%, 08/16/29, Series 1999-30, Class S, IO, FRN	150
2,791	6.00%, 03/20/12, Series 2002-70, Class AV	2,881
7,175	6.00%, 03/20/13, Series 2002-67, Class VA	7,343
1,290	6.00%, 11/20/13, Series 2002-79, Class KV	1,331
1,127	6.00%, 12/20/14, Series 2002-71, Class VJ	1,146
2,377	6.00%, 12/20/17, Series 2002-88, Class VA	2,457
7,793	6.00%, 02/20/29, Series 1999-4, Class ZB	7,871
1,108	6.00%, 11/20/32, Series 2002-75, Class PB	1,138
1,142	6.50%, 07/20/17, Series 2001-60, Class VP	1,180
3,520	6.50%, 09/20/17, Series 2002-47, Class VB	3,594
2,640	6.50%, 04/20/18, Series 2002-41, Class VB	2,691
4,839	6.50%, 07/20/19, Series 2002-36, Class VB	4,924
5,279	6.50%, 10/16/24, Series 1994-7, Class PQ	5,577
968	6.50%, 01/16/29, Series 1999-15, Class E	1,001
3,874	6.50%, 04/20/29, Series 1999-10, Class ZC	4,003
2,289	6.50%, 03/20/31, Series 2001-7, Class PK	2,371
3,421	6.50%, 03/20/31, Series 2001-8, Class Z	3,559
2,200	6.50%, 12/20/31, Series 2001-64, Class MQ	2,302
2,200	6.50%, 01/20/32, Series 2002-7, Class PG	2,277
2,288	6.50%, 06/20/32, Series 2002-40, Class UK	2,415
10,998	6.50%, 06/20/32, Series 2002-45, Class QE	11,532
3,124	6.50%, 07/16/32, Series 2002-47, Class PG	3,282
6,929	6.50%, 07/20/32, Series 2002-47, Class ZA	7,221
3,637	6.50%, 07/20/32, Series 2002-52, Class GH	3,824
2,200	6.50%, 08/20/32, Series 2002-54, Class GB	2,295
2,511	6.50%, 01/20/33, Series 2003-58, Class BE	2,634
1,540	6.50%, 03/20/33, Series 2003-40, Class TJ	1,647
1,628	6.50%, 03/20/33, Series 2003-46, Class TC	1,704
880	6.50%, 05/20/33, Series 2003-46, Class MG	924
1,320	7.00%, 02/16/30, Series 2000-14, Class PD	1,395
1,203	7.00%, 01/20/32, Series 2002-80, Class EB	1,275
479	7.15%, 12/20/30, Series 2000-38, Class AH	494
3,621	7.49%, 07/16/24, Series 1994-3, Class PQ	3,823
1,463	7.50%, 09/17/25, Series 1998-26, Class K	1,548
987	7.50%, 06/16/26, Series 2000-9, Class PB	1,016
1,707	7.50%, 08/16/26, Series 1996-16, Class E	1,791
2,911	7.50%, 05/16/27, Series 1997-8, Class PN	3,058
684	7.50%, 07/20/27, Series 1997-11, Class D	715
1,680	7.50%, 11/20/29, Series 1999-40, Class ZW	1,783
797	7.50%, 12/20/29, Series 1999-44, Class PC	840
636	7.50%, 02/16/30, Series 2000-16, Class ZN	667
2,011	7.50%, 02/20/30, Series 2000-6, Class Z	2,113
1,540	7.50%, 03/20/33, Series 2003-40, Class TC	1,732
614	7.70%, 04/16/32, Series 2002-24, Class SB, IF	606
746	7.75%, 09/20/30, Series 2000-26, Class Z	771
2,139	7.99%, 07/16/24, Series 1994-4, Class KQ	2,267
2,418	8.00%, 11/16/29, Series 1999-41, Class Z	2,581
2,427	8.00%, 12/20/29, Series 1999-44, Class ZG	2,564
975	8.00%, 06/20/30, Series 2000-9, Class Z	1,028
865	8.00%, 12/20/30, Series 2000-37, Class B	916
3,707	8.50%, 12/16/29, Series 1999-44, Class ZC	4,163
4,061	8.50%, 02/16/30, Series 2000-9, Class ZJ	4,508
606	8.50%, 09/20/30, Series 2000-26, Class TZ	646
5,511	9.00%, 03/16/30, Series 2000-21, Class Z	6,264
1,189	9.00%, 10/20/30, Series 2000-31, Class Z	1,312
191	9.00%, 11/16/30, Series 2000-36, Class IK	36
1,187	9.00%, 11/20/30, Series 2000-35, Class ZA, IO	1,274
224	9.00%, 06/16/32, Series 2002-41, Class SV, IF	242
855	9.02%, 08/17/34, Series 2004-73, Class AE, IF	853
84	9.20%, 09/16/29, Series 1999-33, Class SM, IF	91
116	11.05%, 12/16/22, Series 2000-30, Class ST, IF	131
2,113	11.91%, 04/16/34, Series 2004-28, Class S, IF	2,116
112	13.00%, 07/20/31, Series 2001-32, Class WA, IF	119
378	20.15%, 04/20/31, Series 2002-51, Class SG, IF	439
1,289	26.05%, 02/16/30, Series 2000-12, Class ST, HB, FRN	1,700
	Vendee Mortgage Trust
1,691	5.63%, 02/15/24, Series 1994-1, Class 1, VAR	1,689
1,247	6.50%, 02/15/13, Series 1994-1, Class 2J	1,278
2,617	6.75%, 02/15/26, Series 1996-1, Class 1Z	2,773
1,705	6.75%, 06/15/26, Series 1996-2, Class 1Z	1,794
4,839	7.00%, 09/15/27, Series 1998-1, Class 2E	5,081
3,579	7.50%, 02/15/27, Series 1997-1, Class 2Z	3,852

		1,021,364

Non-Agency CMO — 7.6%
	Banc of America Funding
2,053	Zero Coupon, 03/25/34, Series 2004-1, PO	1,581
	Banc of America Funding Corp.
2,288	5.50%, 10/25/33, Series 2003-3, Class 1A33	2,243
	Bank of America Alternative Loan Trust
1,235	Zero Coupon, 01/25/34, Series 2003-11 PO	971
	Bank of America Alternative Loan Trust,
913	Zero Coupon, 04/25/33, Series 2003-2, PO	703
	Bank of America Mortgage Securities
743	Zero Coupon, 05/25/32, Series 2004-8, Class 5, PO	624
1,198	Zero Coupon, 11/25/33, Series 2003-8 Class A, PO	888
666	Zero Coupon, 05/25/34, Series 2004-4 Class A, PO	508
2,561	Zero Coupon, 07/25/34, Series 2004-6 Class A, PO	1,809

375	Zero Coupon, 10/25/34, Series 2004-8, Class X, PO	308
18,396	0.22%, 04/25/19, Series 2004-3, Class 15, IO, VAR	103
2,200	4.12%, 06/25/34, Series 2004-E, Class 2A5, FRN	2,132
802	4.75%, 09/25/18, Series 2003-7, Class A2	787
880	Bear Stearns Adjustable Rate Mortgage Trust 3.51%, 06/25/34, Series B2004-4, Class A4, VAR	854
1,375	Bear Stearns Commercial Mortgage Securities 3.70%, 02/13/46, Series 2004-T16, Class A2	1,343
275	7.64%, 02/15/32, Series 2000-WF1, Class A1	294
997	Citicorp Mortgage Securities, Inc. 4.05%, 11/25/23, Series 1993-14, Class A3, FRN	1,004
74	7.50%, 04/25/25, Series 1995-2, Class A7	74
1,525	Citigroup Mortgage Loan Trust, Inc. Zero Coupon, 12/25/18, Series 2003-UST1, PO	1,217
873	Zero Coupon, 12/25/18, Series 2003-UST1, PO	688
1,167	Zero Coupon, 10/25/33, Series 2003-1, Class 2, PO	846
482	Zero Coupon, 10/25/33, Series 2003-1, Class 2A6, PO	210
959	Zero Coupon, 10/25/33, Series 2003-1, Class 3, PO	688
5,314	5.50%, 12/25/18, Series 2003-UST1, Class A1	5,359
2,137	7.00%, 09/25/33, Series 2003-UP3, Class A3	2,207
	Countrywide Alternative Loan Trust
1,043	2.50%, 01/25/33, Series 2002-17, Class A7	995
2,640	6.50%, 07/25/32, Series 2002-8, Class A4	2,667
2,369	6.75%, 12/25/31, Series 2001-10, Class A5	2,374
	Countrywide Home Loan Mortgage Pass Through Trust
880	Zero Coupon, 10/25/33, Series 2003-44 A9, PO	522
8,489	3.50%, 08/25/33, Series 2003-26, Class 1A6	8,312
3,903	4.11%, 06/25/34, Series 2004-7 Class 2A1,, FRN	3,774
1,921	4.15%, 06/20/34, Series 2004-HYB3, Class 2A, VAR	1,874
1,659	4.31%, 05/20/34, Series 2004-HYB1, Class 2A, VAR	1,639
2,052	4.55%, 04/25/33, Series 2003-J2 A17, FRN	97
1,439	5.25%, 09/25/33, Series 2003-34, Class A11	1,437
1,872	5.50%, 10/25/34, Series 2004-19, Class A8	1,866
6,155	6.11%, 08/25/18, Series 2003-J7, Class 4A3, FRN	5,600
119	CS First Boston Corp. Zero Coupon, 04/25/17, Series 1987, Class C, PO	104
	First Horizon Asset Securities, Inc.
11,672	4.96%, 02/25/35, Series 2004-AR7, Class 2A1, FRN	11,723
8,314	5.04%, 04/25/35, Series 2004-AR7, Class 2A1, FRN	8,351
	GSR Mortgage Loan Trust
890	5.00%, 08/25/19, Series 2004-10F, Class 2A1	897
2,384	6.00%, 11/25/34, Series 2004-13F, Class 2A3	2,392
2,282	6.00%, 11/25/34, Series 2004-13F, Class 3A3	2,288
2,200	6.50%, 05/25/34, Series 2004-6F, Class 3A4	2,309
6,956	MASTR Adjustable Rate Mortgages Trust
	3.82%, 12/21/34, Series 2004-13, Class 2A1,, FRN	6,881
	MASTR Alternative Loans Trust
1,923	Zero Coupon, 07/25/34, Series 2004-7 30, PO	1,434
1,543	Zero Coupon, 08/25/34, Series 2004-7 30, PO	1,057
2,025	4.50%, 09/25/19, Series 2004-10, Class 1A1	1,967
	MASTR Asset Securitization Trust
830	Zero Coupon, 07/25/19, Series 2004-6, Class 15, PO	632
868	Zero Coupon, 08/25/19, Series 2004-8, PO	648
1,169	Zero Coupon, 12/25/33, Series 2003-12, Class30, PO	834
798	Zero Coupon, 02/25/34, Series 2004-1 Class 30, PO	576
2,041	5.00%, 05/25/18, Series 2003-4, Class 2A2	2,060
416	Merrill Lynch Trust 8.99%, 10/20/20, Series 47, Class Z	435
19	Morgan Stanley Mortgage Trust Zero Coupon, 12/20/21, Series 39-3, PO	19
	MortgageIT Trust
3,875	3.17%, 02/25/35, Series 2005-1, Class 1A1, FRN	3,874
	Nomura Asset Acceptance Corp.
662	5.00%, 04/25/18, Series 2003-A1, Class A7	667
2,338	5.50%, 05/25/33, Series 2003-A1, Class A1	2,365
2,207	6.00%, 05/25/33, Series 2003-A1, Class A2	2,239
2,915	6.50%, 10/25/34, Series 2004-R2, Class A1, VAR (e)	2,982
511	7.00%, 04/25/33, Series 2003-A1, Class A5
	Paine Webber CMO Trust	513
129	8.50%, 08/01/19, Series P, Class 4	135
24	8.75%, 04/01/18, Series H, Class 4	26
	Residential Accredit Loans, Inc.
8,578	4.70%, 05/25/18, Series 2003-QS9, Class A3, IO, FRN	761
3,338	4.75%, 02/25/18, Series 2003-QS3, Class A8, IO, FRN	231
7,176	4.75%, 06/25/18, Series 2003-QS12, Class A2A, FRN	659
2,150	5.00%, 06/25/18, Series 2003-QS12, Class A5	331
4,953	5.00%, 09/25/18, Series 2003-QS18, Class A1	4,926
1,320	5.00%, 06/25/34, Series 2004-QS8, Class A2	1,299
4,399	6.25%, 06/25/17, Series 2002-QS8, Class A5	4,458
1,540	6.75%, 03/25/32, Series 2002-QS3, Class A10	1,557
3,815	10.23%, 02/25/18, Series 2003-QS3, Class A2, IF	3,962
1,870	10.66%, 10/25/17, Series 2002-QS16, Class A3, IF	1,985
1,184	Residential Asset Securitization Trust 5.50%, 01/25/34, Series 2003-A13, Class A3	1,176
	Residential Funding Mortgage Securities I
2,161	Zero Coupon, 07/25/18, Series 2003-S14, Class A4, PO	1,718
8,384	4.00%, 05/25/33, Series 2003-S7, Class A17	8,096
1,760	4.50%, 12/25/32, Series 2003-S12, Class 4A5	1,654
1,320	5.50%, 06/25/33, Series 2003-S13, Class A3	1,278
453	Residential Funding Securities, Corp. Zero Coupon, 05/25/33, Series 2003-RM2, Class AP3, PO	351
88	Rural Housing Trust
	7.33%, 04/01/26, Series 1987-1, Class 3B	88
	Salomon Brothers Mortgage Securities VII
926	Zero Coupon, 12/25/18, Series 2003-UP2 Class 1, PO	762
47	8.00%, 09/25/30, Series 2000-UP1, Class A2	49

3,300	Structured Adjustable Rate Mortgage Loan Trust 5.02%, 06/25/34, Series 2004-6, Class 5A4, VAR	3,256
880	Structured Asset Securities Corp.
364	Zero Coupon, 05/25/32, Series 2002-10H, Class 1AP, PO 5.00%, 04/25/18, Series 2003-8, Class 1A2	298 874
5,015	Wachovia Bank Commercial Mortgage Trust 4.04%, 10/15/41, Series 2004-C15, Class A2	4,866
	Washington Mutual, Inc.
680	Zero Coupon, 10/25/18, Series 2003-S10, Class A6, PO	472
1,213	Zero Coupon, 10/25/33, Series 2003-S9, Class P, PO	840
1,760	3.03%, 08/25/33, Series 2003-AR7, Class A6 VAR	1,679
3,400	3.54%, 09/25/34, Series 2004-S, Class A5, FRN	3,256
991	4.03%, 08/25/33, Series 2003-AR8, Class A, FRN	976
1,760	4.50%, 09/25/18, Series 2003-S8, Class A6	1,685
	Wells Fargo Mortgage Backed Securities Trust
1,645	Zero Coupon, 10/25/18, Series 2003-11 1A, PO	1,262
3,986	3.99%, 01/25/35, Series 2004-EE, Class 3A1, FRN	3,916
1,100	4.50%, 08/25/18, Series 2003-8, Class A9	1,050
2,200	4.50%, 11/25/18, Series 2003-13, Class A7	2,058
10,610	4.58%, 01/25/35, Series 2004-BB, Class A4, FRN	10,586
2,640	4.75%, 10/25/18, Series 2003-11, Class 1A4	2,591
2,844	5.00%, 07/25/19, Series 2004-7, Class 2A2	2,827
3,664	5.50%, 01/25/34, Series 2003-17, Class 2A4	3,664

		197,503

	Total Collateralized Mortgage Obligations (Cost $1,243,991)	1,218,867

CORPORATE BONDS — 13.1%
Aerospace & Defense — 0.0% (g)
988	Systems 2001 AT LLC 7.16%, 12/15/11 (e)	1,056

Airlines — 0.5%
466	American Airlines, Inc. 7.02%, 10/15/09, Series 1999-1	473
	Continental Airlines, Inc.
1,100	7.06%, 09/15/09, Series 1999-2	1,099
436	7.26%, 03/15/20, Series 1999-2	437
	Delta Air Lines, Inc.
670	7.38%, 05/18/10, Series 2000-1	642
1,719	7.57%, 05/18/12, Series 2000-1	1,602
371	Northwest Airlines, Inc. 7.69%, 04/01/17, Series 2001-B	303
967	Southwest Airlines Co., 5.10%, 05/01/06, Series 2001-1	978
	United AirLines, Inc.
804	6.07%, 03/01/13, Series 2001-1 (d)	748
1,125	6.20%, 09/01/08, Series 2001-1 (d)	1,046
1,518	7.19%, 04/01/11 Series 2000-2 (d)	1,422
660	7.73%, 07/01/10, Series 2000-1 (d)	607
2,495	7.78%, 07/01/15 Series 2001-1 (d)	2,280

		11,637

Automobiles — 1.0%
	DaimlerChrysler NA Holdings Corp.
1,144	4.75%, 01/15/08	1,138
2,519	7.20%, 09/01/09	2,712
	Ford Motor Credit Co.
1,430	5.80%, 01/12/09	1,366
5,834	6.88%, 02/01/06	5,913
6,616	7.38%, 10/28/09	6,645
660	7.38%, 02/01/11	656
656	7.60%, 08/01/05	663
3,581	7.88%, 06/15/10	3,646
	General Motors Corp.
2,000	7.20%, 01/15/11	1,805
1,407	8.80%, 03/01/21	1,266
616	Toyota Motor Credit Corp. 2.88%, 08/01/08	589

		26,399
Capital Markets — 2.2%
	Bear Stearns Cos., Inc. (The)
4,399	3.25%, 03/25/09	4,174
440	7.63%, 12/07/09	492
	Credit Suisse First Boston USA, Inc.
484	4.70%, 06/01/09	484
1,100	5.50%, 08/15/13	1,122
6,856	6.13%, 11/15/11	7,274
	Goldman Sachs Group, Inc.
1,465	3.88%, 01/15/09	1,427
704	4.75%, 07/15/13	677
1,205	5.25%, 10/15/13	1,197
1,683	6.60%, 01/15/12	1,821
440	6.65%, 05/15/09	472
5,071	6.88%, 01/15/11	5,531
224	7.35%, 10/01/09	247
	Lehman Brothers Holdings, Inc.
719	4.00%, 01/22/08	710
1,000	4.80%, 03/13/14	964
1,728	6.63%, 01/18/12	1,888
300	7.88%, 11/01/09	337
	Merrill Lynch & Co., Inc.
880	3.13%, 07/15/08	841
924	3.70%, 04/21/08	906
2,313	4.13%, 01/15/09, Series C	2,268
660	5.45%, 07/15/14	665
118	7.43%, 08/01/24	118
	Morgan Stanley

572	4.25%, 05/15/10	558
1,282	4.75%, 04/01/14	1,221
2,838	6.60%, 04/01/12	3,098
5,929	6.75%, 04/15/11	6,462
396	8.00%, 06/15/10	456
7,612	National Rural Utilities Cooperative Finance Corp. 6.00%, 05/15/06	7,782
1,320	Spear Leeds & Kellogg LP 8.25%, 08/15/05 (e)	1,343
1,526	State Street Corp. 7.65%, 06/15/10	1,742

		56,277

Chemicals — 0.1%
1,320	Dow Capital BV 8.50%, 06/08/10	1,514
470	Dow Chemical Co. (The) 6.13%, 02/01/11	503

		2,017

Commercial Banks — 1.5%
880	ABN Amro Bank N.V. 7.25%, 05/31/05	885
	Bank of America Corp.
2,112	3.88%, 01/15/08	2,085
1,166	7.40%, 01/15/11	1,315
5,867	7.80%, 02/15/10	6,641
440	CIT Group, Inc. 7.63%, 08/16/05	447
3,444	First Bank NA 6.50%, 02/01/08	3,629
2,420	Firstar Bank NA 7.13%, 12/01/09	2,670
242	HSBC Holdings plc 7.35%, 11/27/32 (e)	294
1,375	Huntington National Bank 8.00%, 04/01/10	1,552
550	KEY Bank NA 7.50%, 09/15/08	602
1,804	Keycorp 4.70%, 05/21/09, Series G	1,802
660	Popular North America, Inc. 4.25%, 04/01/08	656
1,753	Royal Bank of Canada 3.88%, 05/04/09	1,715
880	Suntrust Bank 6.38%, 04/01/11	961
1,100	U.S. Bancorp/Pre-Merger of First Bank 7.50%, 06/01/26	1,378
836	Wachovia Bank NA 7.80%, 08/18/10	958
2,137	Wachovia Corp. 3.50%, 08/15/08	2,074
2,818	3.63%, 02/17/09	2,727
	Wells Fargo & Co.
2,303	3.13%, 04/01/09	2,185
660	4.20%, 01/15/10	645
2,294	Wells Fargo Bank NA 7.55%, 06/21/10	2,588

		37,809

Commercial Services & Supplies — 0.1%
1,467	PHH Corp. 7.13%, 03/01/13	1,615

Computers & Peripherals — 0.1%
	International Business Machines Corp.
440	5.39%, 01/22/09	1,265
1,232	6.22%, 08/01/27	477

		1,742

Consumer Finance — 1.4%
660	American Express Credit Corp. 3.00%, 05/16/08	632
	American General Finance Corp.
1,254	4.50%, 11/15/07, Series H	1,256
880	5.38%, 10/01/12, Series H	892
2,486	Boeing Capital Corp.,, 6.36%, 07/15/05, Series X	2,504
187	Capital One Bank 5.75%, 09/15/10	193
	General Motors Acceptance Corp.
4,034	6.13%, 09/15/06	4,015
264	6.75%, 01/15/06	266
7,925	7.25%, 03/02/11	7,358
	HSBC Finance Corp.
1,100	4.75%, 05/15/09	1,101
7,928	5.88%, 02/01/09	8,250
220	6.38%, 11/27/12	238
1,470	6.40%, 06/17/08	1,550
2,494	6.50%, 11/15/08	2,643
367	6.75%, 05/15/11	402
440	7.20%, 07/15/06	457
1,980	7.88%, 03/01/07
	International Lease Finance Corp.	2,109
695	4.50%, 05/01/08	691
551	5.88%, 05/01/13	568
1,125	SLM Corp. 5.38%, 01/15/13, Series A	1,158
792	Standard Credit Card Master Trust 7.25%, 04/07/08, Series A	819

		37,102

Diversified Financial Services — 1.9%
	Associates Corp. of N. America,
1,100	7.95%, 02/15/10, Series A	1,242
2,051	8.15%, 08/01/09	2,325
1,355	8.55%, 07/15/09	1,551
1,540	CIT Group, Inc. 6.50%, 02/07/06	1,574
	Citigroup, Inc.
550	3.50%, 02/01/08	537
2,408	5.63%, 08/27/12	2,495
330	6.20%, 03/15/09	348
	General Electric Capital Corp.
440	2.80%, 01/15/07	430
1,760	3.50%, 05/01/08, Series A	1,713
2,332	4.25%, 01/15/08, Series A	2,323
924	4.63%, 09/15/09, Series A	925
5,763	5.88%, 02/15/12, Series A	6,084
4,083	6.00%, 06/15/12, Series A	4,350
3,651	6.13%, 02/22/11, Series A	3,900
2,294	6.75%, 03/15/32, Series A	2,648
	John Hancock Global Funding II
1,100	3.50%, 01/30/09 (e)	1,056
1,188	7.90%, 07/02/10 (e)	1,356
	MassMutual Global Funding II
1,804	3.25%, 06/15/07 (e)	1,766
1,936	3.50%, 03/15/10 (e)	1,824
	New York Life Global Funding
1,045	3.88%, 01/15/09 (e)	1,023
3,080	5.38%, 09/15/13 (e)	3,148
	Principal Life Global Funding I
1,100	2.80%, 06/26/08 (e)	1,048
264	5.13%, 06/28/07 (e)	268
4,729	6.25%, 02/15/12 (e)	5,080
1,760	USAA Capital Corp. 7.05%, 11/08/06, Series B, (e)	1,843
748	Washington Mutual Financial Corp. 6.88%, 05/15/11	826

		51,683

Diversified Telecommunication Services — 1.2%
1,012	Bellsouth Capital Funding 7.75%, 02/15/10	1,139
1,865	Bellsouth Telecommunications 6.30%, 12/15/15	1,965
3,609	British Telecommunications plc 8.38%, 12/15/10	4,193
2,200	France Telecom S.A. 8.00%, 03/01/11	2,517
880	GTE Corp. 7.51%, 04/01/09	966
2,586	Nynex Capital Funding Co. 8.23%, 10/15/09, SUB	2,891
	Sprint Capital Corp.
5,013	6.00%, 01/15/07	5,153
1,012	7.13%, 01/30/06	1,036
1,345	7.63%, 01/30/11	1,497
440	8.38%, 03/15/12	514
616	8.75%, 03/15/32	799
1,188	TELUS Corp. 8.00%, 06/01/11	1,376
750	Verizon Florida, Inc. 6.13%, 01/15/13, Series F	780
3,629	Verizon Global Funding Corp. 7.25%, 12/01/10	4,027
647	Verizon Maryland, Inc. 6.13%, 03/01/12, Series A	679
968	Verizon Pennsylvania, Inc. 8.35%, 12/15/30	1,209
937	Verizon Virginia, Inc., 4.63%, 03/15/13, Series A	896

		31,637

Electric Utilities — 0.6%
318	Alabama Power Co. 4.70%, 12/01/10	317
1,091	American Electric Power Co., Inc., 6.13%, 05/15/06, Series A	1,115
	Appalachian Power Co.
554	4.80%, 06/15/05, Series E	556
308	6.60%, 05/01/09	329
990	Carolina Power & Light Co. 5.13%, 09/15/13	991
	Constellation Energy Group, Inc.
1,408	6.35%, 04/01/07	1,460
440	7.00%, 04/01/12	489
1,456	Dominion Resources, Inc. 6.25%, 06/30/12, Series B	1,559
1,650	DTE Energy Co. 6.65%, 04/15/09, Series A	1,761
	Duke Energy Corp.
2,200	4.20%, 10/01/08	2,173
1,604	5.63%, 11/30/12	1,650
2,211	Exelon Generation Co., LLC 6.95%, 06/15/11	2,432
264	Kiowa Power Partners LLC
	4.81%, 12/30/13 (e)	258
880	Ohio Valley Electric Corp.

	5.94%, 02/12/06 (e)	896
270	Virginia Electric & Power Co., 5.38%, 02/01/07, Series A	275

		16,261

Food & Staples Retailing — 0.1%
1,320	Kroger Co. (The) 8.05%, 02/01/10	1,487

Gas Utilities — 0.0% (g)
802	KeySpan Gas East Corp. 7.88%, 02/01/10	915

Hotels, Restaurants & Leisure — 0.0% (g)
396	Harrah’s Operating Co., Inc. 8.00%, 02/01/11	449

Industrial Conglomerates — 0.2%
506	Raychem Corp. 7.20%, 10/15/08	560
2,420	Tyco International Group S.A. 6.38%, 10/15/11	2,584
1,100	6.75%, 02/15/11	1,192

		4,336

Insurance — 0.8%
1,716	American International Group, Inc. 4.25%, 05/15/13	1,612
	ASIF Global Financing
880	2.65%, 01/17/06 (e)	872
2,640	3.90%, 10/22/08 (e)	2,574
2,552	4.90%, 01/17/13 (e)	2,538
1,980	Jackson National Life Global Funding 6.13%, 05/30/12 (e)	2,107
1,276	Metropolitan Life Global Funding I 5.20%, 09/18/13 (e)	1,283
710	MGIC Investment Corp. 6.00%, 03/15/07	733
2,640	Monumental Global Funding II 4.38%, 07/30/09 (e)	2,595
1,276	Monumental Global Funding III 5.20%, 01/30/07 (e)	1,300
528	Nationwide Financial Services, Inc. 6.25%, 11/15/11	568
667	Pacific Life Global Funding 3.75%, 01/15/09 (e)	648
	Protective Life Secured Trust, MTN
956	4.00%, 10/07/09	929
2,640	4.00%, 04/01/11	2,521
275	XL Capital Ltd. 5.25%, 09/15/14	271

		20,551

IT Services — 0.0% (g)
905	First Data Corp. 3.90%, 10/01/09	879

Media — 0.6%
1,675	Comcast Corp. 5.50%, 03/15/11	1,706
	COX Communications, Inc.
330	6.88%, 06/15/05	332
803	7.75%, 11/01/10	892
880	Cox Radio, Inc. 6.38%, 05/15/05	882
	Historic TW, Inc.
968	7.48%, 01/15/08	1,033
719	8.18%, 08/15/07	774
1,375	9.15%, 02/01/23	1,808
660	Knight-Ridder, Inc. 7.13%, 06/01/11	738
97	Liberty Media Corp. 5.70%, 05/15/13	91
3,212	Tele-Communications-TCI Group 9.80%, 02/01/12	4,026
1,012	Time Warner Entertainment Co. LP 10.15%, 05/01/12	1,286
	Time Warner, Inc.
968	5.63%, 05/01/05	970
200	7.70%, 05/01/32	238
440	Viacom, Inc. 7.75%, 06/01/05	443

		15,219

Multi-Utilities & Unregulated Power — 0.0% (g)
1,048	PSEG Power LLC 7.75%, 04/15/11	1,194

Oil & Gas — 0.1%
1,980	ConocoPhillips 8.75%, 05/25/10	2,343

Paper & Forest Products — 0.1%
	International Paper Co.
1,496	4.00%, 04/01/10	1,439
701	4.25%, 01/15/09	692
802	Union Camp Corp. 6.50%, 11/15/07	839
	Weyerhaeuser Co.
97	6.13%, 03/15/07	100
550	6.75%, 03/15/12	604

		3,674

Real Estate — 0.1%
	EOP Operating LP
2,116	6.75%, 02/15/12	2,296
	ERP Operating LP

308	4.75%, 06/15/09	308

		2,604

Road & Rail — 0.1%
	Burlington Northern Santa Fe Corp.
950	6.13%, 03/15/09	994
1,120	7.13%, 12/15/10	1,243

		2,237

Supranational — 0.0% (g)
440	Corp. Andina de Fomento 5.20%, 05/21/13	440

Thrifts & Mortgage Finance — 0.3%
616	Bank United 8.00%, 03/15/09, Series A
	Countrywide Home Loans, Inc.	688
1,320	3.25%, 05/21/08	1,263
2,470	4.00%, 03/22/11, Series L	2,339
1,100	7.20%, 10/30/06, Series E	1,148
770	Washington Mutual Bank FA 6.88%, 06/15/11	849
1,439	Washington Mutual, Inc. 4.20%, 01/15/10	1,400
1,100	World Savings Bank FSB 4.50%, 06/15/09	1,090

		8,777

Wireless Telecommunication Services — 0.1%
	New Cingular Wireless, Inc.
359	7.50%, 05/01/07	382
1,883	7.88%, 03/01/11	2,141

		2,523

	Total Corporate Bonds (Cost $351,584)	342,863

FOREIGN GOVERNMENT SECURITIES — 0.5%
	Province of Quebec
5,059	5.75%, 02/15/09	5,283
1,100	6.50%, 01/17/06	1,126
440	7.37%, 03/06/26, SUB	556
	United Mexican States
1,832	4.63%, 10/08/08	1,805
475	6.38%, 01/16/13	492
1,000	6.63%, 03/03/15	1,042
3,864	7.50%, 04/08/33, Series A	4,096

	Total Foreign Government Securities (Cost $14,879)	14,400

MUNICIPAL BONDS — 0.1%
Illinois - 0.1%
2,640	Illinois State, Taxable Pension, GO 5.10%, 06/01/33
	(Cost $2,665)	2,536

U.S. GOVERNMENT AGENCY MORTGAGES — 4.6%
	Federal Home Loan Mortgage Corp. Conventional Pools	329
320	3.88%, 07/01/19, ARM	339
330	4.00%, 04/01/30, ARM	-	(h)
- (h)	7.50%, 07/01/16	112
102	12.00%, 08/01/15 — 07/01/19	6,272
	Federal Home Loan Mortgage Corp. Gold Pools
6,543	4.00%, 08/01/18 — 05/01/19	1,074
1,095	4.50%, 08/01/18	7,092
7,083	5.50%, 06/01/17 — 01/01/34	4,301
4,189	6.00%, 04/01/18 — 01/01/34	5,645
5,417	6.50%, 05/01/09 — 11/01/22	2,810
2,674	7.00%, 04/01/17 — 08/01/32	1,899
1,816	7.50%, 09/01/10 — 11/01/15	231
214	8.50%, 11/01/15	42
	Federal National Mortgage Association Conventional Pools
42	3.17%, 01/01/19 ARM	6,372
6,858	3.50%, 09/01/18 — 07/01/19	469
456	3.71%, 09/01/27 ARM	116
113	3.82%, 03/01/19 ARM	17,293
17,905	4.00%, 09/01/13 — 10/01/18	505
499	4.14%, 03/01/29 ARM	2,626
2,683	4.50%, 07/01/18 — 03/01/19	8,648
8,619	4.91%, 01/01/35 ARM	1,015
997	4.98%, 04/01/34 ARM	2,506
2,505	5.00%, 12/01/16 — 11/01/18	12,175
12,079	5.50%, 06/01/12-03/01/34	7,705
7,507	6.00%, 02/01/14-09/01/33	9,384
8,989	6.50%, 04/01/09-08/01/31	5,301
5,025	7.00%, 03/01/17-02/01/33	408
387	7.50%, 03/01/17	5,577
5,191	8.00%, 11/01/12 — 11/01/28	480
440	9.00%, 05/01/18 — 04/01/26	102
92	9.50%, 07/01/28	757
683	10.89%, 04/15/19	88
79	12.50%, 01/01/16
	Government National Mortgage Association Various Pools
3,347	6.50%, 06/15/17-04/15/33	3,502
1,456	7.00%, 02/15/33 — 06/15/33	1,550
933	7.50%, 11/15/22-11/15/31	1001
2,486	8.00%, 01/15/16 — 9/20/28	2,651
227	8.50%, 07/15/08-05/20/25	247
55	9.00%, 12/15/16-10/15/30	61
	Total U.S. Government Agency Mortgages

		(Cost $121,262)

			120,685

U.S. GOVERNMENT AGENCY SECURITIES — 0.8%
		Federal Home Loan Mortgage Corp.	1,051
	990	5.75%, 01/15/12	956
	880	6.63%, 09/15/09	4,886
	4,399	6.88%, 09/15/10
		Federal National Mortgage Association
	1,760	5.50%, 03/15/11	1,838
	1,597	6.13%, 03/15/12	1,728
	3,813	6.25%, 02/01/11	4,074
	924	6.38%, 06/15/09	992
	1,034	7.13%, 06/15/10	1,155
	4,669	7.25%, 01/15/10	5,213

		Total U.S. Government Agency Securities (Cost $22,388)	21,893

U.S. TREASURY OBLIGATIONS — 22.1%
		U.S. Treasury Bonds	12,306
	9,362	3.63%, 04/15/28	4,078
	3,253	7.50%, 11/15/16	1,778
	1,320	7.63%, 02/15/25	6,521
	4,883	7.88%, 02/15/21	5,256
	3,825	8.75%, 05/15/17	5,363
	3,761	8.75%, 08/15/20	374
	264	8.88%, 02/15/19	798
	572	9.25%, 02/15/16	2,475
	1,716	9.88%, 11/15/15	2,821
		U.S. Treasury Bonds Inflation Indexed Notes
	2,558	3.88%, 01/15/09	18,602
	16,341	4.25%, 01/15/10	427
		U.S. Treasury Notes
	440	3.13%, 09/15/08	844
	847	3.50%, 11/15/06	1,740
	1,660	5.63%, 05/15/08	7,729
	7,202	5.75%, 08/15/10	11,394
	10,603	6.00%, 08/15/09	2,544
	2,420	6.13%, 08/15/07	2,292
	2,200	6.50%, 10/15/06	36,380
	33,039	6.50%, 02/15/10	456
	440	6.88%, 05/15/06	41,001
	35,391	10.38%, 11/15/12	906
	880	10.75%, 08/15/05	15,205
	11,564	11.75%, 11/15/14	62,128
	49,780	12.00%, 08/15/13	13,106
	9,855	12.50%, 08/15/14	60,509
	57,227	12.75%, 11/15/10	591
	440	13.25%, 05/15/14
		U.S. Treasury STRIPS
	2,420	05/15/07, PO	2,234
	8,271	05/15/08, PO	7,316
	1,700	05/15/09, PO	1,438
	6,533	11/15/09, PO	5,383
	11,972	02/15/10, PO	9,796
	8,767	02/15/11, PO	6,833
	20,830	05/15/11, PO	16,034
	31,538	05/15/12, PO	23,068
	8,143	11/15/12, PO	5,801
	29,039	02/15/13, PO	20,410
	8,429	08/15/13, PO	5,769
	8,347	02/15/14, PO	5,561
	6,991	05/15/14, PO	4,596
	17,246	08/15/14, PO	11,199
	15,926	11/15/14, PO	10,204
	19,161	05/15/15, PO	11,961
	15,887	08/15/15, PO	9,783
	6,359	11/15/15, PO	3,878
	28,277	11/15/15, PO	17,192
	53,242	02/15/16, PO	31,891
	9,063	05/15/16, PO	5,353
	2,068	08/15/16, PO	1,206
	11,839	11/15/16, PO	6,806
	10,866	02/15/17, PO	6,166
	37,041	05/15/18, PO	19,600
	13,083	02/15/19, PO	6,639
	792	02/15/22, PO	342
	6,181	02/15/23, PO	2,530

		Total U.S. Treasury Obligations (Cost $592,090)	576,613

SHORT-TERM INVESTMENTS — 8.2%
Commercial Paper — 0.1%
	1,322	Capital One Bank 8.25%, 06/15/05	1,332

Shares

Investment Companies — 8.1%
	211,905	JPMorgan Liquid Assets Money Market Fund (b)	211,905

		Total Short Term Investments (Amortized Cost $213,237)	213,237

Total Investments — 98.5%
(Cost/Amortized Cost $2,623,252)			2,571,911
Other Assets Less Liabilities — 1.5%			38,344

Net Assets — 100.0%			$2,610,255

ARM	Adjusted Rate Mortgage
FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2005.
IF	Inverse Floaters
IO	Interest Only
HB	High Coupon Bonds
PO	Principal Only
SUB	Step-Up Bond. The rate shown is the rate in effect as of March 31, 2005.
VAR	Variable. The interest rate shown is the rate in effect at March 31, 2005.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised.
(d)	Defaulted Security.
(e)	All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,882
Aggregate gross unrealized depreciation	(54,223)

Net unrealized appreciation/depreciation	$(51,341)

Federal income tax cost of investments	$2,623,252

JPMorgan Intermediate Bond Trust Fund
Schedule of Portfolio Investments
As-of March 31, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount		Security Description	Value

ASSET BACKED SECURITIES — 3.2%
	$405	American Express Credit Account Master Trust 4.35%, 12/15/11, Series 2004-3, Class A	$403
		AmeriCredit Automobile Receivables Trust
	202	2.72%, 01/06/10, Series 2003-BX, Class A4A	199
	405	3.40%, 04/13/09, Series 2002-D, Class A4	403
	291	4.41%, 11/12/08, Series 2001-D, Class A4	292
	547	4.61%, 01/12/09, Series 2002-A, Class A4	551
	144	Capital One Auto Finance Trust 5.40%, 05/15/08, Series 2001-A, Class A4	146
	202	Capital One Master Trust 5.30%, 06/15/09, Series 2001-5, Class A	205
		Citibank Credit Card Issuance Trust
	202	4.95%, 02/09/09, Series 2002-A1, Class A1	205
	860	6.95%, 02/18/14, Series 2002-C2, Class C2	941
	337	CNH Equipment Trust 3.38%, 02/15/11, Series 2003-B, Class A4B	331
	552	Conseco Finance 7.27%, 06/15/32, Series 2001-B, Class 1M1	563
	2,227	Countrywide Asset-Backed Certificates 3.12%, 10/25/33, Series 2004-AB2, Class A2, FRN	2,231
	244	GE Capital Mortgage Services, Inc. 6.71%, 04/25/29, Series 1999-HE, Class M	247
		MBNA Credit Card Master Note Trust
	253	4.51%, 06/15/12, Series 2003-C1, Class C1, FRN	269
	607	6.80%, 07/15/14, Series 2002-C1, Class C1	661
		MBNA Master Credit Card Trust USA
	445	7.85%, 02/15/12, Series 1999-J, Class C (e)	499
	405	8.40%, 09/15/09, Series 2000-D, Class C (e)	436
	364	Onyx Acceptance Grantor Trust 4.07%, 04/15/09, Series 2002-C, Class A4	365
	187	Residential Asset Mortgage Products, Inc. 6.29%, 10/25/31, Series 2001-RS3, Class AI4, SUB	188
	669	Textron Financial Corp. Receivables Trust 6.61%, 02/15/15, Series 2000-C, Class A3 (e)	680
	152	Union Acceptance Corp. 8.25%, 07/08/08, Series 2000-D, Class B, SUB	152
		WFS Financial Owner Trust
	119	1.76%, 01/21/08, Series 2003-2, Class A3	118
	103	2.03%, 08/20/07, Series 2003-1, Class A3	103
	277	2.19%, 06/20/08, Series 2004-1, Class A3	273
	405	2.41%, 12/20/10, Series 2003-2, Class A4	397
	497	3.15%, 05/20/11, Series 2003-4, Class A4	490
	405	4.50%, 02/20/10, Series 2002-2, Class A4, SUB	407
	379	4.87%, 09/20/09, Series 2002-1, Class A4A	382

		Total Asset Backed Securities (Cost $12,220)	12,137

COLLATERALIZED MORTGAGE OBLIGATIONS — 45.4%
Agency CMO — 39.5%
		Federal Home Loan Mortgage Corp.
	116	Zero Coupon, 08/15/08, Series 1900, Class T, PO	110
	49	Zero Coupon, 10/15/08, Series 1967, Class PC, PO	46
	82	Zero Coupon, 02/15/24, Series 1700, Class GA, PO	73
	104	Zero Coupon, 05/15/24, Series 2306, Class K, PO	89
	304	Zero Coupon, 02/15/32, Series 2513, Class YO, PO	253
	202	Zero Coupon, 09/15/33, Series 2733, Class GF, FRN	179
	243	Zero Coupon, 10/15/33, Series 2684, Class TO, PO	124
	206	Zero Coupon, 02/15/34, Series 2744, Class FE, FRN	157
	127	Zero Coupon, 03/15/34, Series 2769, PO	74
	304	Zero Coupon, 08/15/34, Series 2846, PO	239
	7	3.18%, 02/15/23, Series 1470, Class F, FRN	6
	202	3.25%, 07/15/22, Series 2640, Class VE	169
	31	3.49%, 01/15/23, Series 1603, Class IF	31
	10	3.51%, 04/15/23, Series 1672, Class FB, FRN	10
	94	3.62%, 05/15/08, Series 1513, Class AG, FRN	94
	185	3.67%, 07/15/23, Series 1541, Class O, FRN	180
	7	3.76%, 05/15/21, Series 1084, Class F, FRN	7
	16	3.83%, 05/15/08, Series 1506, Class F, FRN	16
	339	3.88%, 08/15/23, Series 1611, Class JA, FRN	346
	997	4.00%, 05/15/18, Series 2643, Class KG	996
	506	4.00%, 09/15/18, Series 2675, Class CK	462
	607	4.00%, 03/15/32, Series 2515, Class DE	557
	42	4.01%, 06/15/23, Series 1665, Class FA, FRN	42
	2,656	4.19%, 02/15/33, Series 2599, Class DS, IF, IO	180
	2,614	4.29%, 03/15/33, Series 2610, Class DS, IF, IO	184
	159	4.50%, 11/15/07, Series 1404, Class FA	159
	137	4.50%, 12/15/16, Series 2643, Class HI	17
	405	4.50%, 05/15/18, Series 2617, Class GR	386
	202	4.50%, 06/15/18, Series 2631, Class LC	193
	436	4.50%, 07/15/18, Series 2651, Class VZ	410
	343	4.70%, 10/15/15, Series 2668, Class SB, IF	295
	1,161	4.74%, 02/15/33, Series 2597, Class DS, IF, IO	90
	178	4.79%, 10/15/33, Series 2691, Class WS, IF	120
	261	4.79%, 11/15/33, Series 2705, Class SC, IF	189
	1,464	4.84%, 10/15/21, Series 2611, Class SH, IF, IO	112
	1,478	4.86%, 01/15/34, Series 2727, Class BS, FRN	852
	458	4.86%, 04/15/34, Series 2776, Class SK, FRN	306
	434	4.96%, 10/15/33, Series 2682, Class YS, IF	281
	150	5.00%, 09/15/08, Series 1586, Class M	150
	729	5.00%, 07/15/14, Series 2557, Class WJ	737

202	5.00%, 05/15/20, Series 2686, Class GB	203
440	5.00%, 10/15/21, Series 2619, Class IM, IO	66
475	5.00%, 09/15/22, Series 2749, Class PK, IO	38
202	5.00%, 11/15/22, Series 2672, Class ME	199
213	5.00%, 05/15/23, Series 1798, Class F	212
228	5.00%, 01/15/35, Series 2925, Class MZ	221
178	5.00%, 01/15/35, Series 2925, Class ZM	175
631	5.14%, 03/15/32, Series 2444, Class ES, IO, FRN	50
253	5.19%, 03/15/32, Series 2450, Class SW, IO, FRN	22
232	5.50%, 02/15/09, Series 2410, Class HC	234
506	5.50%, 10/15/13, Series 2527, Class VU	515
522	5.50%, 05/15/15, Series 2391, Class QE	530
1,012	5.50%, 12/15/15, Series 2500, Class GD	1,031
1,012	5.50%, 02/15/16, Series 2500, Class TD	1,031
1,012	5.50%, 06/15/16, Series 2498, Class UD	1,033
506	5.50%, 12/15/16, Series 2391, Class QR	518
425	5.50%, 12/15/17, Series 2537, Class TE	434
607	5.50%, 10/15/22, Series 2512, Class PG	616
304	5.50%, 12/15/22, Series 2535, Class BK	309
405	5.50%, 01/15/31, Series 2744, Class PC	417
405	5.50%, 05/15/32, Series 2744, Class TU	407
505	5.50%, 08/15/33, Series 2744, Class PD	528
36	5.69%, 05/15/08, Series 1506, Class SD, IF, IO	2
244	5.84%, 02/15/32, Series 2410, Class QX, IF, IO	18
2,144	6.00%, 12/15/08, Series 1624, Class KZ	2,196
158	6.00%, 09/15/09, Series 2097, Class PV	162
503	6.00%, 10/15/12, Series 2391, Class VQ	519
162	6.00%, 12/15/13, Series 2102, Class TC	168
526	6.00%, 02/15/14, Series 2594, Class VP	542
1,228	6.00%, 03/15/14, Series 2594, Class VA	1,268
49	6.00%, 07/15/14, Series 2405, Class PC	49
353	6.00%, 08/15/16, Series 2344, Class QG	365
2,632	6.00%, 09/15/16, Series 2353, Class TD	2,740
405	6.00%, 09/15/16, Series 2355, Class BP	419
514	6.00%, 09/15/16, Series 2360, Class PG	530
401	6.00%, 10/15/16, Series 2366, Class MD	414
864	6.00%, 01/15/19, Series 2367, Class VD	869
405	6.00%, 07/15/19, Series 2435, Class VH	419
405	6.00%, 08/15/20, Series 2594, Class VQ	415
405	6.00%, 12/15/20, Series 2392, Class PV	417
9	6.00%, 11/15/23, Series 1685, Class Z	9
421	6.00%, 05/15/27, Series 1981, Class Z	428
438	6.00%, 02/15/29, Series 2125, Class JZ	449
477	6.00%, 11/15/29, Series 2460, Class VZ	491
607	6.00%, 05/15/30, Series 2565, Class MB	613
289	6.00%, 07/15/31, Series 2333, Class HC	290
607	6.00%, 09/15/32, Series 2500, Class MC	625
675	6.00%, 12/15/32, Series 2543, Class YX	696
810	6.00%, 02/15/33, Series 2575, Class ME	834
261	6.11%, 11/15/33, Series 2705, Class SD, IF	201
193	6.13%, 05/15/23, Series 1518, Class G, IF	188
24	6.19%, 02/15/08, Series 1465, Class SA, IF, IO	1
767	6.25%, 10/15/13, Series 1607, Class H	792
247	6.25%, 11/25/23, Series 24, Class ZE	256
304	6.25%, 08/15/28, Series 2075, Class PM	316
405	6.30%, 01/15/13, Series 2025, Class PE	417
557	6.38%, 02/15/32, Series 2410, Class OE	575
229	6.38%, 01/15/34, Series 2739, Class S, IF	158
344	6.38%, 02/15/34, Series 2753, Class S, IF	264
252	6.44%, 05/15/24, Series 2306, Class SE, IO, FRN	43
607	6.50%, 05/15/08, Series 1512, Class J	623
188	6.50%, 05/15/08, Series 1513, Class N	192
28	6.50%, 01/15/09, Series 1660, Class P	29
26	6.50%, 08/15/10, Series 2324, Class PN	26
39	6.50%, 02/15/13, Series 2444, Class VG	38
405	6.50%, 05/15/14, Series 2312, Class KV	413
518	6.50%, 09/15/15, Series 2353, Class PC	521
297	6.50%, 10/15/15, Series 2454, Class VB	305
597	6.50%, 08/15/16, Series 2345, Class PQ	621
709	6.50%, 10/15/16, Series 2349, Class NW	725
115	6.50%, 11/15/16, Series 2369, Class VB	115
223	6.50%, 12/15/17, Series 2357, Class VX	225
1,012	6.50%, 04/15/18, Series 2461, Class VB	1,045
321	6.50%, 05/15/18, Series 2056, Class TD	335
405	6.50%, 03/15/20, Series 2347, Class VP	423
273	6.50%, 06/15/20, Series 2362, Class PD	280
484	6.50%, 07/15/23, Series 1558, Class D	498
304	6.50%, 09/15/23, Series 1608, Class L	320
202	6.50%, 12/15/23, Series 2283, Class K	214
313	6.50%, 01/15/24, Series 2345, Class PV	319
75	6.50%, 01/15/28, Series 2137, Class TM	75
1,186	6.50%, 06/15/28, Series 2063, Class PG	1,230
785	6.50%, 08/15/28, Series 2075, Class PH	815
301	6.50%, 10/15/28, Series 2362, Class PJ	308
77	6.50%, 02/15/31, Series 2382, Class TL, IO	7
274	6.50%, 04/15/31, Series 2317, Class VG	279
3,064	6.50%, 08/15/31, Series 2344, Class ZD	3,174
672	6.50%, 08/15/31, Series 2344, Class ZJ	699
509	6.50%, 08/15/31, Series 2345, Class NE	527
255	6.50%, 08/15/31, Series 2351, Class PZ	268
344	6.50%, 02/15/32, Series 2410, Class NG	362
720	6.50%, 03/15/32, Series 2597, Class AD	766
243	6.50%, 04/15/32, Series 2435, Class CJ	257
304	6.50%, 04/15/32, Series 2441, Class GF	320
1,012	6.50%, 04/15/32, Series 2466, Class PG	1,062
405	6.50%, 05/15/32, Series 2455, Class GK	426

1,417		6.50%, 06/15/32, Series 2462, Class JG	1,489
1,012		6.50%, 06/15/32, Series 2466, Class DH	1,060
405		6.50%, 07/15/32, Series 2474, Class NR	426
481		6.50%, 07/15/32, Series 2484, Class LZ	513
535		6.50%, 03/15/33, Series 2586, Class WI, IO	105
74		6.95%, 01/15/21, Series 114, Class H	74
20		7.00%, 01/15/08, Series 1473, Class HA	21
25		7.00%, 05/15/14, Series 2299, Class G	25
64		7.00%, 03/15/22, Series 1206, Class IA	64
45		7.00%, 05/15/22, Series 1250, Class J	45
14		7.00%, 02/15/24, Series 1671, Class L	14
405		7.00%, 03/15/24, Series 1706, Class K	430
174		7.00%, 03/15/28, Series 2038, Class PN, IO	32
180		7.00%, 06/15/28, Series 2064, Class TE	189
204		7.00%, 10/15/28, Series 2089, Class PJ, IO	39
506		7.00%, 06/15/29, Series 2169, Class TB	549
202		7.00%, 07/15/29, Series 2172, Class QC	219
510		7.00%, 10/15/30, Series 2259, Class ZM	527
272		7.00%, 03/15/31, Series 2296, Class PD	280
243		7.00%, 03/15/32, Series 2423, Class MC	254
501		7.00%, 03/15/32, Series 2423, Class MT	523
1,215		7.00%, 04/15/32, Series 2434, Class TC	1,285
592		7.00%, 05/15/32, Series 2450, Class GZ	619
66		7.03%, 06/15/33, Series 2631, Class BS, IO, FRN	50
344		7.25%, 09/15/30, Series 2256, Class MC	357
408		7.25%, 12/15/30, Series 2271, Class PC	427
501		7.50%, 02/15/23, Series 1466, Class PZ	526
197		7.50%, 04/15/23, Series 1491, Class I	209
88		7.50%, 08/15/24, Series 1745, Class D	90
933		7.50%, 01/15/27, Series 1927, Class PH	978
137		7.50%, 09/15/27, Series 1987, Class PE	142
364		7.50%, 03/15/28, Series 2040, Class PE	389
79		7.50%, 06/15/29, Series 2163, Class PC, IO	16
11		7.50%, 11/15/29, Series 2196, Class TL	12
18		7.80%, 09/15/20, Series 46, Class B	18
961		8.00%, 02/15/22, Series 1212, Class IZ	983
109		8.00%, 08/15/22, Series 1343, Class LA	114
291		8.00%, 11/15/29, Series 2201, Class C	307
473		8.00%, 01/15/30, Series 2210, Class Z	505
260		8.00%, 03/15/30, Series 2224, Class CB	272
46		8.50%, 07/15/08, Series 1549, Class K	48
26		8.50%, 11/15/15, Series 2496, Class LD	26
29		8.50%, 09/15/21, Series 1144, Class KB	29
101		8.50%, 09/15/31, Series 2519, Class BT	110
58		8.51%, 12/15/08, Series 1625, Class SD, IF	61
176		8.58%, 05/15/30, Series 2755, Class SA, FRN	170
47		8.60%, 10/15/08, Series 1600, Class SC, IF	48
-	(h)	8.60%, 01/15/21, Series 85, Class C	-	(h)
11		9.00%, 10/15/20, Series 1807, Class G	12
42		9.50%, 07/15/19, Series 11, Class D	42
15		9.50%, 01/15/21, Series 99, Class Z	15
7		10.00%, 06/15/20, Series 47, Class F	7
109		10.01%, 10/15/23, Series 1689, Class SD, IF	113
79		10.03%, 07/15/08, Series 1544, Class J, IF	82
108		10.17%, 03/15/09, Series 1698, Class SC, IF	116
405		10.48%, 02/15/32, Series 2412, Class SP, FRN	394
126		10.54%, 02/15/09, Series 2412, Class SE, FRN	130
363		11.24%, 11/15/23, Series 1609, Class LG, IF	378
1		11.53%, 02/15/09, Series 1796, Class S, IF	1
1,012		12.19%, 02/15/32, Series 2410, Class QS, FRN	1,094
59		12.21%, 11/15/08, Series 1604, Class SA, IF	63
309		12.68%, 08/15/23, Series 1611, Class JB, IF	316
375		13.17%, 02/15/25, Series 2656, Class SH, IF	395
3		13.61%, 10/15/23, Series 1602, Class SA, IF	3
801		15.20%, 10/15/08, Series 1587, Class SL, IF	837
3		15.87%, 05/15/08, Series 1506, Class S, IF	3
25		16.37%, 12/15/08, Series 2017, Class SE, FRN	28
107		16.98%, 11/15/08, Series 1606, Class SC, IF	119
62		21.63%, 03/15/24, Series 2033, Class SN, IO, FRN	20
5		24.44%, 05/15/21, Series 1079, Class S, IF	6
5		32.57%, 05/15/21, Series 1084, Class S, IF	5
1		84.00%, 05/15/20, Series 41, Class I, HB	1
1		848.16%, 01/15/22, Series 1196, Class B, FRN, HB	1
-	(h)	981.87%, 06/15/07, Series 1298, Class L, HB	-	(h)
-	(h)	1,008.12%, 06/15/06, Series 1098, Class M, HB	-	(h)
-	(h)	1,008.50%, 05/15/06, Series 1072, Class A, HB	-	(h)
-	(h)	1,179.24%, 11/15/21, Series 1172, Class L, IF, HB	-	(h)
		Federal Home Loan Mortgage Corp., Structured Pass Through Securities
131		Zero Coupon, 09/25/43, Series T-58, Class A, PO	113
1,583		6.50%, 02/25/43, Series T-54, Class 2A	1,640
557		7.00%, 02/25/43, Series T-54, Class 3A	589
187		7.50%, 07/25/32, Series T-41, Class 3A	197
169		7.50%, 08/25/42, Series T-51, Class 2A, VAR	177
		Federal National Mortgage Association
8		Zero Coupon, 09/25/06, Series 1996-46, Class PE, PO	8
112		Zero Coupon, 09/25/08, Series 1996-39, Class J, PO	106
47		Zero Coupon, 09/25/08, Series 1996-20, Class L, PO	44
113		Zero Coupon, 12/25/08, Series 1998-27, Class B, PO	107
90		Zero Coupon, 03/25/09, Series 1996-24, Class E, PO	85
20		Zero Coupon, 09/25/22, Series 1997-70, PO	20
21		Zero Coupon, 04/25/23, Series 1998-4, Class C, PO	18
1,317		Zero Coupon, 06/25/23, Series 1993-257, Class C, PO	1,174
17		Zero Coupon, 11/25/23, Series 1994-9, Class E, PO	15
193		Zero Coupon, 01/25/32, Series 2001-81, Class LO, PO	156
79		Zero Coupon, 04/25/34, Series 2004-21, Class CO, PO	48
378		1.84%, 03/25/27, Series 1997-20, Class IB, IO, FRN	19

452	1.84%, 03/25/27, Series 1997-20, Class, IO, FRN	23
23	3.08%, 05/25/08, Series 1993-72, Class F, FRN	22
43	3.08%, 10/25/08, Series 1993-196, Class FA, FRN	42
42	3.23%, 01/25/09, Series 1994-12, Class FC, FRN	41
34	3.35%, 03/25/17, Series 1996-27, Class FC, FRN	35
501	3.88%, 08/25/33, Series 2003-71, Class DS, FRN	364
287	4.00%, 10/25/19, Series 2004-76, Class CL	262
202	4.00%, 04/25/33, Series 2003-22, Class UD	171
68	4.06%, 03/25/22, Series 1992-33, Class F, FRN	68
202	4.50%, 01/25/14, Series 2003-128, Class KE	200
2,013	4.75%, 11/25/33, Series 2003-116, Class SB, IF, IO	158
966	4.80%, 03/25/16, Series 2003-8, Class SB, IF, IO	65
2,154	4.80%, 06/25/23, Series 2003-80, Class SY, IO, FRN	201
304	4.80%, 11/25/23, Series 2003-106, Class US, FRN	194
379	4.80%, 03/25/34, Series 2004-14, Class SD, FRN	264
1,012	5.00%, 11/25/15, Series 2002-74, Class PD	1,016
810	5.00%, 01/25/16, Series 2002-74, Class LD	812
405	5.00%, 06/25/23, Series 2003-83, Class PG	399
442	5.50%, 04/25/15, Series 2002-84, Class VB	446
1,417	5.50%, 05/25/16, Series 2002-61, Class PE	1,444
1,235	5.50%, 04/25/17, Series 2002-18, Class PC	1,267
810	5.50%, 09/25/17, Series 2002-56, Class UC	827
405	5.50%, 01/25/18, Series 2002-94, Class BK	414
12	5.50%, 06/25/20, Series 1990-60, Class K	12
10	5.50%, 08/25/20, Series 1990-93, Class G	10
131	5.50%, 06/25/22, Series 2002-91, Class UH, IO	20
30	5.50%, 09/25/22, Series 1992-143, Class MA	30
405	5.50%, 01/25/34, Series 2004-25, Class PC	413
263	5.50%, 02/25/34, Series 2004-36, Class PC	268
405	5.75%, 06/25/33, Series 2003-47, Class PE	406
379	6.00%, 03/25/09, Series 1994-34, Class DZ	388
324	6.00%, 05/25/14, Series 2001-71, Class GU	332
709	6.00%, 12/25/15, Series 2001-78, Class VB	720
709	6.00%, 03/25/16, Series 2001-5, Class OW	732
607	6.00%, 12/25/16, Series 2001-71, Class MB	629
1,063	6.00%, 12/25/16, Series 2001-71, Class QE	1,098
2,854	6.00%, 12/25/16, Series 2001-74, Class MB	2,995
25	6.00%, 12/25/16, Series G-22, Class G	26
405	6.00%, 02/25/17, Series 2002-2, Class UC	416
405	6.00%, 04/25/17, Series 2002-24, Class AJ	418
607	6.00%, 02/25/17, Series 2002-3, Class OG	630
445	6.00%, 03/25/23, Series 1993-41, Class PH	450
511	6.00%, 03/25/28, Series 2002-59, Class AC	528
276	6.00%, 07/18/28, Series 1998-36, Class ZB	278
344	6.00%, 07/25/29, Series 2001-80, Class PE	355
1,137	6.00%, 07/25/31, Series 2001-33, Class ID, IO	226
1,640	6.00%, 11/25/31, Series 2002-74, Class VB	1,662
162	6.00%, 03/25/33, Series 2003-34, Class GB	167
304	6.00%, 05/25/33, Series 2003-34, Class GE	315
160	6.00%, 05/25/33, Series 2003-39, IO, VAR	30
202	6.50%, 02/25/08, Series 1993-18, Class PK	208
120	6.50%, 02/25/09, Series 1994-17, Class JB, IO	10
34	6.50%, 02/25/09, Series 1994-20, Class Z	35
159	6.50%, 02/25/10, Series 1994-40, Class VC	163
690	6.50%, 11/25/10, Series 2001-52, Class XM	711
288	6.50%, 08/25/15, Series 2001-61, Class VQ	299
769	6.50%, 12/25/16, Series 2001-50, Class VB	793
44	6.50%, 08/25/20, Series 1990-102, Class J	45
409	6.50%, 09/25/21, Series 2001-48, Class Z	433
540	6.50%, 02/25/22, Series 2002-1, Class HC	560
70	6.50%, 08/25/22, Series 1996-59, Class J	72
50	6.50%, 02/25/23, Series G93-5, Class Z	52
546	6.50%, 07/25/23, Series 1996-59, Class K	555
111	6.50%, 07/25/23, Series 1993-122, Class M	115
160	6.50%, 09/25/23, Series 1993-178, Class PK	163
1,244	6.50%, 10/25/23, Series 1993-189, Class PL	1,295
1,012	6.50%, 10/25/23, Series 1993-183, Class KA	1,074
287	6.50%, 09/25/31, Series 2001-49, Class Z	298
506	6.50%, 04/25/32, Series 2002-21, Class PE	529
299	6.50%, 04/25/32, Series 2002-59, Class VA	301
810	6.50%, 04/25/32, Series 2002-59, Class VB	832
405	6.50%, 05/25/32, Series 2002-28, Class PK	425
917	6.50%, 06/25/32, Series 2002-37, Class Z	957
737	6.59%, 08/25/23, Series 1996-14, Class SE, IO, FRN	136
214	6.75%, 12/25/23, Series 1994-55, Class G	217
709	7.00%, 12/25/16, Series 2001-61, Class VB	755
405	7.00%, 03/25/21, Series 2001-4, Class PC	426
15	7.00%, 07/25/22, Series G92-42, Class Z	15
1,130	7.00%, 03/25/23, Series 1993-37, Class PX	1,179
372	7.00%, 04/25/23, Series 1993-54, Class Z	391
697	7.00%, 12/25/23, Series 1993-250, Class Z	725
448	7.00%, 01/25/26, Series 1996-32, Class PH	460
148	7.00%, 12/18/27, Series 1997-81, Class PI, IO	30
810	7.00%, 08/25/31, Series 2001-36, Class DE	865
243	7.00%, 09/25/31, Series 2001-44, Class PD	254
168	7.03%, 07/25/33, Series 2003-64, Class SX, IF	114
31	7.25%, 04/25/07, Series 1992-44, Class K	32
456	7.25%, 01/25/34, Series 2003-130, Class SX, FRN	442
230	7.50%, 07/25/22, Series G92-35, Class E	242
245	7.50%, 09/25/22, Series G92-54, Class ZQ	259
177	7.50%, 03/25/23, Series 1993-25, Class J	187
184	7.50%, 04/18/27, Series 1997-27, Class J	195
167	7.50%, 04/20/27, Series 1997-29, Class J	175
338	7.50%, 05/20/27, Series 1997-39, Class PD	353
893	7.50%, 02/25/30, Series 2000-2, Class ZE	945
169	7.75%, 09/25/33, Series 2003-91, Class SD, IF	158

47		8.00%, 10/25/19, Series 1989-70, Class G	50
338		8.00%, 07/25/22, Series G92-44, Class ZQ	363
17		8.50%, 11/25/19, Series 1989-83, Class H	18
10		8.50%, 01/25/20, Series 1990-7, Class B	11
16		8.50%, 06/25/21, Series G-14, Class L	17
75		8.75%, 06/25/21, Series G-18, Class Z	81
55		8.75%, 10/25/21, Series G-35, Class M	60
6		8.80%, 01/25/20, Series 1990-1, Class D	6
66		8.80%, 01/25/25, Series G95-1, Class C	72
19		9.00%, 11/25/19, Series 1989-89, Class H	20
21		9.00%, 10/25/20, Series 1990-120, Class H	22
54		9.06%, 12/25/22, Series 1993-225, Class VO, IF	55
11		9.25%, 04/25/18, Series 1988-7, Class Z	12
21		9.40%, 11/25/19, Series 1989-78, Class H	23
8		9.50%, 06/25/20, Series 1990-63, Class H	9
58		9.85%, 11/01/18, Series 1997-77, Class M	63
38		10.22%, 09/25/23, Series 1993-165, Class SD, IF	40
251		10.45%, 03/25/09, Series 2002-8, Class SR, IF	260
384		11.69%, 04/25/34, Series 2004-25, Class SA, IF	384
544		11.69%, 05/25/34, Series 2004-36, Class SA, FRN	539
223		12.21%, 10/25/08, Series 1993-190, Class S, IF	236
29		12.69%, 05/25/21, Series 1991-42, Class S, FRN	33
33		13.09%, 09/25/08, Series 1993-175, Class SA, IF	35
273		14.40%, 10/25/31, Series 2003-52, Class SX, FRN	296
145		15.46%, 12/25/13, Series 1993-225, Class SG, IF	153
87		15.44%, 04/25/23, Series 1993-62, Class SA, IF	105
207		15.93%, 02/25/32, Series 2002-1, Class SA, IF	222
27		16.28%, 02/25/09, Series 1994-13, Class SK, IF	29
651		17.20%, 02/25/34, Series 2004-10, Class SC, FRN	737
4		17.32%, 11/25/20, Series 1990-134, Class SC, IF	5
29		17.32%, 09/25/08, Series 1993-170, Class SE, IF	32
284		21.34%, 12/25/23, Series 1993-247, Class SA, IF	367
-	(h)	505.92%, 08/25/20, Series 1990-94, Class H, HB	2
-	(h)	652.15%, 12/25/20, Series 1990-140, Class K, IO, HB	5
-	(h)	758.88%, 01/25/06, Series 1991-4, Class N, IO, HB	-	(h)
-	(h)	907.68%, 03/25/06, Series 1991-20, Class M, IO, HB	-	(h)
-	(h)	908.50%, 02/25/21, Series 1991-7, Class K, IO, HB	-	(h)
-	(h)	1,008.12%, 04/25/06, Series 1991-33, Class J, IO, HB	-	(h)
-	(h)	1,118.04%, 08/25/20, Series 1990-95, Class J, IO, HB	3
		Federal National Mortgage Association STRIP
209		01/01/33, Series 329, Class 1, PO	160
421		09/01/33, Series 340, Class 1, PO	309
19		7.50%, 04/01/23, Series 218, Class 2, IO	4
3		10.50%, 03/01/19, Series 50, Class 2, IO	1
		Federal National Mortgage Association Whole Loan
202		4.75%, 12/25/42, Series 2003-W8, Class 1A3	200
300		5.25%, 11/25/30, Series 2002-W5, Class A10, IO, FRN	20
223		6.00%, 07/25/29, Series 2002-W5, Class A6	223
1,012		6.25%, 08/25/30, Series 2002-W5, Class A7	1,035
211		6.50%, 10/25/42, Series 2003-W4, Class 2A	214
753		6.50%, 12/25/42, Series 2003-W1, Class 1A1	776
638		7.00%, 02/25/44, Series 2004-W2, Class 2A2	668
		Government National Mortgage Association
176		Zero Coupon, 03/16/33, Series 2003-24, PO	145
541		Zero Coupon, 06/16/33, Series 2003-52, Class AP, PO	418
77		08/20/33, Series 2003-66, Class EO, PO	65
444		4.17%, 09/17/31, Series 2003-95, Class SC, IO, FRN	19
342		5.50%, 12/20/13, Series 2003-4, Class NY	349
474		5.50%, 11/20/28, Series 2002-88, Class LI, IO	37
685		5.50%, 01/20/32, Series 2003-4, Class NI, IO	109
316		5.78%, 08/16/29, Series 1999-30, Class S, IO, FRN	28
456		5.88%, 01/16/31, Series 2002-31, Class S, IO, FRN	31
1,155		6.00%, 03/20/13, Series 2002-67, Class VA	1,182
169		6.00%, 11/20/13, Series 2002-79, Class KV	175
1,458		6.00%, 12/20/17, Series 2002-88, Class VA	1,506
1,859		6.00%, 02/20/29, Series 1999-4, Class ZB	1,878
405		6.00%, 07/20/32, Series 2002-47, Class PY	417
340		6.50%, 09/20/16, Series 2002-48, Class VM	350
405		6.50%, 09/20/17, Series 2002-47, Class VB	414
2,429		6.50%, 07/20/19, Series 2002-36, Class VB	2,472
607		6.50%, 10/16/24, Series 1994-7, Class PQ	641
952		6.50%, 04/20/29, Series 1999-10, Class ZC	984
670		6.50%, 03/20/31, Series 2001-7, Class PK	695
405		6.50%, 12/20/31, Series 2001-64, Class MQ	424
202		6.50%, 01/20/32, Series 2002-7, Class PG	209
405		6.50%, 06/20/32, Series 2002-40, Class UK	428
2,227		6.50%, 06/20/32, Series 2002-45, Class QE	2,335
405		6.50%, 07/16/32, Series 2002-47, Class PG	426
601		6.50%, 07/20/32, Series 2002-47, Class ZA	627
364		6.50%, 08/20/32, Series 2002-54, Class GB	380
304		6.50%, 03/20/33, Series 2003-40, Class TJ	325
405		7.00%, 02/16/30, Series 2000-14, Class PD	428
88		7.15%, 12/20/30, Series 2000-38, Class AH	91
197		7.49%, 07/16/24, Series 1994-3, Class PQ	208
79		7.50%, 09/16/25, Series 1995-7, Class CQ	83
124		7.50%, 09/17/25, Series 1998-26, Class K	132
405		7.50%, 06/16/26, Series 2000-9, Class PB	417
559		7.50%, 08/16/26, Series 1996-16, Class E	587
183		7.50%, 12/20/29, Series 1999-44, Class PC	193
195		7.50%, 02/16/30, Series 2000-16, Class ZN	205
426		7.50%, 02/20/30, Series 2000-6, Class Z	447
683		7.99%, 07/16/24, Series 1994-4, Class KQ	724
223		8.00%, 11/16/29, Series 1999-41, Class Z	238
1,062		8.00%, 12/20/30, Series 2000-37, Class B	1,124
75		8.00%, 06/20/30, Series 2000-9, Class Z	79
252		8.05%, 06/16/25, Series 1995-3, Class DQ	265

684		8.50%, 02/16/30, Series 2000-9, Class ZJ	760
196		9.02%, 08/17/34, Series 2004-73, Class AE, FRN	196
107		11.91%, 04/16/34, Series 2004-28, Class S, IF	107
39		13.00%, 07/20/31, Series 2001-32, Class WA, FRN	41
93		20.15%, 04/20/31, Series 2002-51, Class SG, FRN	108
		Vendee Mortgage Trust
778		5.63%, 02/15/24, Series 1994-1, Class 1, VAR	777
402		6.75%, 06/15/26, Series 1996-2, Class 1Z	423
1,119		6.75%, 02/15/26, Series 96-1, Class 1Z	1,185
405		7.00%, 09/15/27, Series 1998-1, Class 2E	425
1,464		7.50%, 02/15/27, Series 1997-1, Class 2Z	1,576

			154,708

Non-Agency CMO — 5.9%
171		Banc of America Funding Zero Coupon, 03/25/34, Series 2004-1, PO	132
131		Bank of America Alternative Loan Trust Zero Coupon, 01/25/34, Series 2003-11 PO	103
		Bank of America Mortgage Securities
120		Zero Coupon, 11/25/33, Series 2003-8 Class A, PO	89
284		Zero Coupon, 02/25/34, Series 2003-11 PO	207
196		Zero Coupon, 07/25/34, Series 2004-6 Class A, PO	138
		Bear Stearns Commercial Mortgage Securities
240		3.70%, 02/31/46, Series 2004-T16, Class A2	234
101		7.64%, 02/15/32, Series 2000-WF1, Class A1	108
59		BHN I Mortgage Fund 7.92%, 07/25/09, Series 1997-1, Class A2 (e) (i)	2
18		Citicorp Mortgage Securities, Inc. 7.50%, 04/25/25, Series 1995-2, Class A7	18
		Citigroup Mortgage Loan Trust, Inc.
105		Zero Coupon, 12/25/18, Series 2003-UST1, PO	84
87		Zero Coupon, 12/25/18, Series 2003-UST1, PO	69
611		5.50%, 12/25/18, Series 2003-UST1, Class A1, FRN	617
491		7.00%, 09/25/33, Series 2003-UP3, Class A3	507
		Countrywide Alternative Loan Trust
1,215		6.50%, 07/25/32, Series 2002-8, Class A4	1,228
252		6.75%, 12/25/31, Series 2001-10, Class A5	252
		Countrywide Home Loan Mortgage Pass Through Trust
184		Zero Coupon, 01/25/34, Series 2003-J13, PO	149
1,147		3.50%, 08/25/33, Series 2003-26, Class 1A6	1,124
176		4.15%, 06/20/34, Series 2004-HYB3, Class 2A, VAR	172
103		5.50%, 10/25/34, Series 2004-19, Class A8	103
567		6.11%, 08/25/18, Series 2003-J7, Class 4A3, FRN	516
209		Deutsche Mortgage Securities, Inc. Zero Coupon, 10/25/18, Series 2004-1, Class 2A, PO	175
810		Equitable Life Assurance Society of the U.S. (The) 7.24%, 05/15/06, Series 174, Class A1 (e)	837
		First Horizon Asset Securities, Inc.
1,367		4.96%, 02/25/35, Series 2004-AR7, Class 2A1, FRN	1,373
202		4.96%, 02/25/35, Series 2004-AR7, Class 2A2, FRN	200
792		5.04%, 04/25/35, Series 2004-AR1, Class 2A2, FRN	795
185		GSR Mortgage Loan Trust 6.00%, 11/25/34, Series 2004-13F, Class 2A3	185
405		JPMorgan Commercial Mortgage Finance Corp. 7.47%, 12/26/28, Series 1997-C4, Class B, VAR	421
625		MASTR Adjustable Rate Mortgages Trust 3.82%, 12/21/34, Series 2004-13, Class 2A1, FRN	618
		MASTR Alternative Loans Trust
112		Zero Coupon, 08/25/34, Series 2004-7 30, PO	77
280		4.50%, 09/25/19, Series 2004-10, Class 1A1	272
		MASTR Asset Securitization Trust
190		Zero Coupon, 08/25/19, Series 2004-8, PO	142
257		5.00%, 05/25/18, Series 2003-4, Class 2A2	259
815		Merrill Lynch Mortgage Investors, Inc. 6.54%, 12/10/29, Series 1997-C2, Class A2	852
7		Morgan Stanley Mortgage Trust Zero Coupon, 12/20/21, Series 39-3, PO	7
262		MortgageIT Trust 3.17%, 02/25/35, Series 2005-1, Class 1A1, FRN	262
		Nomura Asset Acceptance Corp.
365		5.50%, 05/25/33, Series 2003-A1, Class A1	369
381		6.00%, 05/25/33, Series 2003-A1, Class A2	386
335		6.50%, 10/25/34, Series 2004-R2, Class A1, VAR (e)	343
88		7.00%, 04/25/33, Series 2003-A1, Class A5	88
-	(h)	Paine Webber CMO Trust 8.75%, 04/01/18, Series H, Class 4	-	(h)
		Residential Accredit Loans, Inc.
2,105		4.70%, 05/25/18, Series 2003-QS9, Class A3, IF, IO	187
202		5.00%, 06/25/34, Series 2004-QS8, Class A2	199
1,707		6.25%, 06/25/17, Series 2002-QS8, Class A5	1,730
522		10.23%, 02/25/18, Series 2003-QS3, Class A2, IF	542
459		10.66%, 10/25/17, Series 2002-QS16, Class A3, IF	488
		Residential Funding Mortgage Securities I
812		4.00%, 05/25/33, Series 2003-S7, Class A17	785
202		4.50%, 12/25/32, Series 2003-S12, Class 4A5	190
11		Rural Housing Trust 7.33%, 04/01/26, Series 1987-1, Class 3B	11
123		Salomon Brothers Mortgage Securities VII Zero Coupon, 12/25/18, Series 2003-UP2, Class 1, PO	101
98		Structured Mortgage Asset Residential Trust 7.60%, 03/25/09, Series 1993-2A, Class AE	101
810		Wachovia Bank Commercial Mortgage Trust 4.04%, 10/15/41, Series 2004-C15, Class A2	786
137		Washington Mutual Mortgage Securities Corp. Zero Coupon, 03/25/33, Series 2003-MS7, Class P, PO	104
		Washington Mutual, Inc.
125		Zero Coupon, 10/25/18, Series 2003-S10, Class A6, PO	87

304	3.03%, 08/25/33, Series 2003-AR7, Class A6, VAR	290
	Wells Fargo Mortgage Backed Securities Trust
222	Zero Coupon, 10/25/18, Series 2003-11, Class 1A, PO	170
506	3.54%, 09/25/34, Series 2004-S, Class A5, FRN	485
395	3.99%, 01/25/35, Series 2004-EE, Class 3A1, FRN	388
405	4.50%, 11/25/18, Series 2003-13, Class A7	379
1,367	4.58%, 01/25/35, Series 2004-BB, Class A4, FRN	1,364
374	5.00%, 07/25/19, Series 2004-7, Class 2A2	372
621	5.50%, 01/25/34, Series 2003-17, Class 2A4	621

		22,893

	Total Collateralized Mortgage Obligations (Cost $180,279)	177,601

CORPORATE BONDS — 21.3%
Aerospace & Defense — 0.1%
279	Systems 2001 AT LLC 7.16%, 12/15/11 (e)	298

Airlines — 0.6%
106	American Airlines, Inc. 7.02%, 10/15/09, Series 1999-1	108
	Continental Airlines, Inc.
202	7.06%, 9/15/09, Series 1999-2	202
52	7.26%, 03/15/20, Series 1999-2	52
217	Delta Air Lines, Inc. 6.62%, 03/18/11, Series 2001-1	209
102	Northwest Airlines, Inc. 7.69%, 04/01/17, Series 2001-B	83
	Southwest Airlines Co.
115	5.10%, 05/01/06, Series 2001-1	116
329	5.50%, 11/01/06, Series 2001-1	335
	United Airlines, Inc.
484	6.07%, 03/01/13, Series 2001-1 (d)	450
344	7.19%, 04/01/11, Series 2000-2 (d)	322
121	7.73%, 07/01/10, Series 2000-1 (d)	111
522	7.78%, 07/01/15, Series 2001-1 (d)	477

		2,465

Automobiles — 1.6%
	DaimlerChrysler NA Holdings Corp.
405	4.75%, 01/15/08	403
709	7.20%, 09/01/09	763
	Ford Motor Credit Co.
405	5.80%, 01/12/09	387
1,366	6.88%, 02/01/06	1,385
1,761	7.38%, 10/28/09	1,769
1,028	7.88%, 06/15/10	1,047
	General Motors Corp.
254	7.20%, 01/15/11	229
202	Toyota Motor Credit Corp. 2.88%, 08/01/08	193

		6,176

Capital Markets — 3.7%
	Bear Stearns Cos., Inc. (The)
1,215	3.25%, 03/25/09	1,153
304	6.25%, 07/15/05	307
	Credit Suisse First Boston USA, Inc.
111	4.70%, 06/01/09	111
405	5.50%, 08/15/13	413
1,640	6.13%, 11/15/11	1,740
	Goldman Sachs Group, Inc.
269	3.88%, 01/15/09	262
202	4.75%, 07/15/13	194
425	5.25%, 10/15/13	422
486	6.60%, 01/15/12	526
1,113	6.88%, 01/15/11	1,214
101	7.35%, 10/01/09	111
	Lehman Brothers Holdings, Inc.
202	4.00%, 01/22/08	199
200	4.80%, 03/13/14	193
455	6.63%, 01/18/12	497
	Merrill Lynch & Co., Inc.
202	3.13%, 07/15/08, Series B	193
405	3.70%, 04/21/08, Series B	397
304	4.13%, 01/15/09, Series CC	298
200	5.00%, 01/15/15	194
202	5.45%, 07/15/14	203
	Morgan Stanley
243	4.25%, 05/15/10	237
147	4.75%, 04/01/14	140
1,134	6.60%, 04/01/12	1,238
1,240	6.75%, 04/15/11	1,352
	National Rural Utilities Cooperative Finance Corp.
1,961	6.00%, 05/15/06	2,005
209	7.30%, 09/15/06	218
607	State Street Corp. 7.65%, 06/15/10	693

		14,510

Chemicals — 0.1%
304	Dow Chemical Co. (The) 6.13%, 02/01/11	325

Commercial Banks — 2.7%
40	ABN Amro Bank N.V. 7.25%, 05/31/05	40
	Bank of America Corp.
607	3.88%, 01/15/08	599
405	7.40%, 01/15/11	457
1,670	7.80%, 02/15/10	1,890
152	Branch Banking & Trust Co. 4.88%, 01/15/13	150

1,012	First Bank NA 6.50%, 02/01/08	1,066
1,012	Firstar Bank NA 7.13%, 12/01/09	1,117
405	Keycorp 4.70%, 05/21/09, Series G	405
405	Marshall & Ilsley Corp. 5.75%, 09/01/06, Series E	415
233	Mellon Funding Corp. 3.25%, 04/01/09	222
	Popular North America, Inc.
202	4.25%, 04/01/08	201
202	6.13%, 10/15/06, Series E	207
380	Royal Bank of Canada 3.88%, 05/04/09	372
229	Suntrust Bank 6.38%, 04/01/11	250
202	Wachovia Bank NA 7.80%, 08/18/10	231
	Wachovia Corp.
709	3.50%, 08/15/08	688
688	3.63%, 02/17/09	666
706	Wells Fargo & Co. 3.13%, 04/01/09	670
	Wells Fargo Bank NA
81	6.45%, 02/01/11	88
628	7.55%, 06/21/10	708

		10,442

Commercial Services & Supplies — 0.1%
283	PHH Corp. 7.13%, 03/1/13	311

Computers & Peripherals — 0.1%
283	International Business Machines Corp. 5.39%, 01/22/09	291

Consumer Finance — 2.2%
405	American Express Credit Corp. 3.00%, 05/16/08	388
	American General Finance Corp.
132	4.50%, 11/15/07, Series H	132
91	5.38%, 10/01/12, Series H	92
304	Boeing Capital Corp. 6.36%, 07/15/05	306
71	Capital One Bank 5.75%, 09/15/10	73
	8.25%, 06/15/05	307
	General Motors Acceptance Corp.
931	6.13%, 09/15/06	927
2,085	7.25%, 03/02/11	1,936
	HSBC Finance Corp.
202	4.75%, 05/15/09	202
1,417	5.88%, 02/01/09	1,474
202	6.38%, 11/27/12	218
202	6.50%, 11/15/08	214
452	6.75%, 05/15/11	495
304	7.20%, 07/15/06	316
698	8.00%, 07/15/10	799
	International Lease Finance Corp.
177	4.50%, 05/01/08	176
152	5.88%, 05/01/13	157
	SLM Corp.
263	5.38%, 01/15/13, Series A	271

		8,483

Diversified Financial Services — 2.9%
	Associates Corp. of N. America
202	6.38%, 11/15/05	205
61	6.63%, 06/15/05	61
1,108	8.15%, 08/01/09	1,256
	CIT Group, Inc.
486	6.50%, 02/07/06	497
142	6.63%, 06/15/05	143
	Citicorp
51	6.75%, 08/15/05	52
	Citigroup, Inc.
202	2.80%, 01/15/07	198
121	3.50%, 02/01/08	118
202	4.25%, 07/29/09	199
506	5.63%, 08/27/12	524
81	6.20%, 03/15/09	85
	General Electric Capital Corp.
455	3.50%, 05/01/08	443
425	4.25%, 01/15/08, Series A	423
354	4.63%, 09/15/09, Series A	354
709	5.38%, 03/15/07, Series A	724
1,042	5.88%, 02/15/12, Series A	1,100
1,215	6.00%, 06/15/12, Series A	1,295
516	6.13%, 02/22/11, Series A	551
54	7.88%, 12/01/06	57
	John Hancock Global Funding II
243	3.50%, 01/30/09 (e)	233
243	7.90%, 07/02/10 (e)	278
	MassMutual Global Funding II
330	3.25%, 06/15/07 (e)	323
405	3.50%, 03/15/10 (e)	382
	New York Life Global Funding
223	3.88%, 01/15/09 (e)	218

506	5.38%, 09/15/13 (e)	517
	Principal Life Global Funding I
202	2.80%, 06/26/08 (e)	193
61	6.13%, 03/01/06 (e)	62
765	6.25%, 02/15/12 (e)	822
	Washington Mutual Financial Corp.
202	6.88%, 05/15/11	223

		11,536

Diversified Telecommunication Services — 1.7%
	Ameritech Capital Funding
142	6.15%, 01/15/08	148
	Bellsouth Telecommunications
225	6.30%, 12/15/15	238
	British Telecommunications plc
830	8.38%, 12/15/10	964
	France Telecom S.A.
587	8.00%, 03/01/11	672
	New York Telephone Co.
176	6.00%, 04/15/08	182
	Nynex Capital Funding Co.
567	8.23%, 10/15/09, Series B, SUB	634
	Nynex Corp.
73	9.55%, 05/01/10	80
	Sprint Capital Corp.
1,083	6.00%, 01/15/07	1,113
253	7.13%, 01/30/06	259
81	7.63%, 01/30/11	90
182	8.38%, 03/15/12	213
	TELUS Corp.
283	8.00%, 06/01/11	328
	Verizon Florida, Inc.
202	6.13%, 01/15/13, Series F	210
	Verizon Global Funding Corp.
1,063	7.25%, 12/01/10	1,180
	Verizon Virginia, Inc.,
405	4.63%, 03/15/13, Series A	387

		6,698

Electric Utilities — 0.8%
	Alabama Power Co.
81	4.70%, 12/01/10	81
	American Electric Power Co., Inc.
162	6.13%, 05/15/06, Series A	166
	Carolina Power & Light Co.
233	5.13%, 09/15/13	233
	Constellation Energy Group, Inc.
547	6.35%, 04/01/07	567
	Dominion Resources, Inc.
324	6.25%, 06/30/12, Series B	347
	DTE Energy Co.
202	6.65%, 04/15/09, Series A	216
	Duke Energy Corp.
455	4.20%, 10/01/08	449
405	5.63%, 11/30/12	417
	Exelon Generation Co., LLC
405	6.95%, 06/15/11	445
	Kiowa Power Partners LLC
61	4.81%, 12/30/13 (e)	60
	Ohio Valley Electric Corp.
227	5.94%, 02/12/06 (e)	231
	Virginia Electric & Power Co.
15	5.38%, 02/01/07, Series A	15

		3,227

Food & Staples Retailing — 0.1%
	Kroger Co. (The)
304	8.05%, 02/01/10	342

Gas Utilities — 0.1%
	Enron Corp.
820	6.75%, 07/01/05 (d)	-	(h)
	KeySpan Gas East Corp.
162	7.88%, 02/01/10	185
	Southern California Gas Co.
263	4.80%, 10/01/12	260

		445

Hotels, Restaurants & Leisure — 0.0% (g)
	Harrah’s Operating Co., Inc.
81	8.00%, 02/01/11	92

Industrial Conglomerates — 0.2%
	Honeywell International, Inc.
455	5.13%, 11/01/06	462
	Tyco International Group S.A.
152	6.38%, 10/15/11	163
253	6.75%, 02/15/11	274

		899

Insurance — 1.4%
	American International Group, Inc.
385	4.25%, 05/15/13	362
	ASIF Global Financing
607	2.65%, 01/17/06 (e)	602
455	3.90%, 10/22/08 (e)	444
607	4.90%, 01/17/13 (e)	604
	Jackson National Life Global Funding
405	6.13%, 05/30/12 (e)	431
	Metropolitan Life Global Funding I
222	5.20%, 09/18/13 (e)	223
	Metropolitan Life Insurance Co.
810	7.00%, 11/01/05 (e)	825

	MGIC Investment Corp.
304	6.00%, 03/15/07	314
	Monumental Global Funding II
445	4.38%, 07/30/09 (e)	437
	Monumental Global Funding III
324	5.20%, 01/30/07 (e)	330
	Nationwide Financial Services, Inc.
121	6.25%, 11/15/11	130
	Pacific Life Global Funding
233	3.75%, 01/15/09 (e)	226
	Protective Life Secured Trust
217	4.00%, 10/07/09	211
405	4.00%, 04/01/11	387
	XL Capital Ltd.
76	5.25%, 09/15/14	75

		5,601

IT Services — 0.1%
	First Data Corp.
405	3.90%, 10/01/09	393

Media — 1.0%
	Comcast Cable Communications Holdings, Inc.
106	8.38%, 03/15/13	126
	Comcast Corp.
121	5.50%, 03/15/11	123
	COX Communications, Inc.
142	6.88%, 06/15/05	143
182	7.75%, 11/01/10	202
	Cox Radio, Inc.
1,012	6.38%, 05/15/05	1,015
	Historic TW, Inc.
283	7.48%, 01/15/08	302
430	8.18%, 08/15/07	463
	Liberty Media Corp.
20	5.70%, 05/15/13	19
	Tele-Communications-TCI Group
749	9.80%, 02/01/12	939
	Time Warner Entertainment Co. LP
223	10.15%, 05/01/12	284
	Time Warner, Inc.
202	5.63%, 05/01/05	202

		3,818

Multi-Utilities & Unregulated Power — 0.1%
	PSEG Power LLC
221	7.75%, 04/15/11	252

Oil & Gas — 0.2%
	ConocoPhillips
476	8.75%, 05/25/10	563
	Ras Laffan Liquefied Natural Gas Co., Ltd.
166	7.63%, 09/15/06 (e)	171

		734

Paper & Forest Products — 0.2%
	International Paper Co.
334	4.00%, 04/01/10	321
131	4.25%, 01/15/09	129
	Union Camp Corp.
142	6.50%, 11/15/07	149
	Weyerhaeuser Co.
71	6.13%, 03/15/07	73
40	6.75%, 03/15/12	44

		716

Real Estate — 0.2%
	EOP Operating LP
557	6.75%, 02/15/12	604
	ERP Operating LP
81	4.75%, 06/15/09	81

		685

Road & Rail — 0.4%
	Burlington Northern Santa Fe Corp.
235	6.13%, 03/15/09	246
202	7.13%, 12/15/10	224
	FedEx Corp.
870	6.72%, 01/15/22	980

		1,450

Superanationational— 0.0% (g)
	Corp. Andina de Fomento
40	5.20%, 05/21/13	40
	Inter-American Development Bank
20	8.40%, 09/01/09	23

		63

Thrifts & Mortgage Finance — 0.6%
	Countrywide Home Loans, Inc.
233	3.25%, 05/21/08	223
	Countrywide Home Loans, Inc.
253	7.20%, 10/30/06, Series E	264
	Countrywide Home Loans, Inc.
810	4.00%, 03/22/11, Series L	767
	Washington Mutual Bank FA
76	5.65%, 08/15/14	77
304	6.88%, 06/15/11	335
	Washington Mutual, Inc.
275	4.20%, 01/15/10	268
	World Savings Bank FSB
304	4.50%, 06/15/09	301

		2,235

Wireless Telecommunication Services — 0.1%
	New Cingular Wireless Services, Inc.

152		7.50%, 05/01/07	162
364		7.88%, 03/01/11	414

			576

		Total Corporate Bonds (Cost $85,011)	83,063

U.S. GOVERNMENT AGENCY MORTGAGES — 3.7%
		Federal Home Loan Mortgage Corp. Conventional Pools
20		3.50%, 07/01/26, ARM	20
244		4.11%, 01/01/27, ARM	251
-	(h)	8.00%, 04/01/07	-	(h)
30		12.00%, 08/01/15 – 07/01/19	33
		Federal Home Loan Mortgage Corp. Gold Pools
433		4.00%, 08/01/18	416
262		4.50%, 10/01/18	257
97		5.50%, 06/01/17	100
611		6.00%, 04/01/18 – 01/01/34	627
349		6.50%, 12/01/13 – 11/01/22	365
195		7.00%, 08/01/10 – 04/01/26	205
271		7.50%, 08/01/08 – 08/01/25	283
52		8.00%, 07/01/20 – 11/01/24	56
189		8.50%, 01/01/10 – 07/01/28	205
		Federal National Mortgage Association Conventional Pools
73		3.71%, 09/01/27, ARM	75
21		3.78%, 06/01/26, ARM	22
33		3.82%, 03/01/19, ARM	34
1,554		4.00%, 09/01/13 – 07/01/18	1,502
81		4.11%, 03/01/29, ARM	82
275		4.50%, 03/01/19	269
9		4.79%, 08/01/19, ARM	8
793		4.91%, 01/01/35, ARM	796
339		5.00%, 12/01/16 – 06/01/18	339
525		5.50%, 12/01/33	526
813		6.00%, 12/01/32 – 09/01/33	832
1,482		6.50%, 04/01/09 – 08/31/31	1,549
235		7.00%, 01/01/07 – 08/01/32	249
226		7.50%, 10/01/12 – 05/01/25	240
499		8.00%, 11/01/12 – 11/01/28	534
216		8.50%, 07/01/24 – 02/01/30	236
143		9.00%, 09/1/19 – 12/01/30	157
37		9.50%, 12/01/18	41
25		10.00%, 02/01/24	28
19		12.50%, 01/01/16	21
		Government National Mortgage Association Various Pools
946		6.00%, 10/15/17 – 11/15/28	976
754		6.50%, 07/15/09 – 02/15/33	788
798		7.00%, 08/15/23 – 06/15/33	849
373		7.50%, 02/15/06 – 06/15/32	400
527		8.00%, 10/15/06 – 10/20/28	564
143		8.50%, 04/15/06 – 05/20/25	156
61		9.00%, 05/15/05 – 11/15/24	67
119		9.50%, 10/15/05 – 12/15/25	133
45		12.00%, 11/15/19	51

		Total U.S. Government Agency Mortgages (Cost $14,399)	14,342

U.S. GOVERNMENT AGENCY SECURITIES — 0.8%
202		Federal Home Loan Bank System 6.21%, 06/02/09	217
		Federal Home Loan Mortgage Corp.
354		6.88%, 09/15/10	393
173		7.20%, 07/18/06	180
		Federal National Mortgage Association Pools
506		5.25%, 01/15/09	522
810		5.50%, 03/15/11	846
243		6.13%, 03/15/12	263
678		6.25%, 02/01/11	724
121		6.63%, 11/15/10	133

		Total U.S. Government Agency Securities (Cost $3,349)	3,278

U.S. TREASURY OBLIGATIONS — 18.4%
		U.S. Treasury Bonds
405		9.88%, 11/15/15	584
8,514		10.38%, 11/15/12	9,864
6,073		11.75%, 11/15/14	7,985
10,486		12.00%, 08/15/13	13,087
1,458		12.50%, 08/15/14	1,939
4,469		12.75%, 11/15/10	4,725
		U.S. Treasury Inflation Indexed Notes
1,182		3.38%, 01/15/07	1,241
2,157		4.25%, 01/15/10	2,455
		U.S. Treasury Notes
500		3.63%, 07/15/09	490
250		5.63%, 05/15/08	262
631		5.75%, 08/15/10	677
435		6.13%, 08/15/07	457
334		6.50%, 10/15/06	348
2,935		6.50%, 02/15/10	3,232
		U.S. Treasury STRIPS
1,215		05/15/08, PO	1,075
607		02/15/09, PO	519
2,551		05/15/09, PO	2,158
1,518		11/15/09, PO	1,251
506		02/15/10, PO	414
1,822		02/15/11, PO	1,420

	1,680	05/15/11, PO	1,293
	61	02/15/12, PO	45
	3,745	05/15/12, PO	2,739
	101	08/15/12, PO	73
	1,340	11/15/12, PO	955
	2,024	02/15/13, PO	1,423
	454	08/15/13, PO	311
	202	11/15/13, PO	137
	2,277	02/15/14, PO	1,517
	1,316	05/15/14, PO	865
	3,502	08/15/14, PO	2,274
	2,268	11/15/14, PO	1,453
	127	08/15/15, PO	78
	2,267	11/15/15, PO	1,378
	4,616	02/15/16, PO	2,765
	607	05/15/16, PO	359
	405	08/15/16, PO	236

		Total U.S. Treasury Obligations (Cost $73,775)	72,084

FOREIGN GOVERNMENT SECURITIES — 0.4%
	607	Province of Quebec 5.75%, 02/15/09	634
	375	United Mexican States 4.63%, 10/08/08	370
	277	6.38%, 01/16/13	287
	175	6.63%, 03/03/15	182

		Total Foreign Government Securities (Cost $1,505)	1,473

Shares

SHORT-TERM INVESTMENTS — 5.9%
Investment Companies — 5.9%
	22,949	JP Morgan Liquid Assets Money Market Fund (b) (Amortized Cost $22,949)	22,949

Total Investments — 99.1% (Cost/Amortized Cost $393,487)			386,927
Other Assets in Excess of Liabilities — 0.9%			3,627

Net Assets — 100.0%			$390,554

ARM	Adjustable Rate Mortgage
FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2005.
IO	Interest Only
IF	Inverse Floaters
HB	High Coupon Bonds (a.k.a. ‘IOettes’) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the REMIC trust and allocating them to the small principal of the HB class.
PO	Principal Only
SUB	Step-Up Bond. The rate shown is the rate in effect as of March 31, 2005.
VAR	Variable. The interest rate shown is the rate in effect at March 31, 2005.
(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(d)	Defaulted Security.
(e)	All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$363
Aggregate gross unrealized depreciation	(6,923)

Net unrealized appreciation/depreciation	$(6,560)

Federal income tax cost of investments	$393,487

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	Effective February 19, 2005, the Administrator was renamed to JPMorgan Funds Management, Inc. In addition, J.P. Morgan Investor Services, Co. now serves as the sub-administrator. The Administrator and sub-administrator prepare financial reports and administrative filings on behalf of the Registrant. All pre-existing policies and procedures remain substantially the same.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ George C. W. Gatch

George C. W. Gatch
President
May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch

George C. W. Gatch
President
May 26, 2005

By:	/s/ Suzanne Cioffi

Suzanne Cioffi
Principal Financial Officer
May 26, 2005